FIXED INCOME	LIQUIDITY	EQUITIES	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Funds

Intermediate PLUS Bond Portfolio

Inflation Protected Bond Portfolio

Investor Shares

Prospectus

June 20, 2004

BlackRock FundsSM is a mutual fund family with 46 investment portfolios, 2 of which are described in this prospectus. BlackRock Funds are sold principally through licensed investment professionals.

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of

How to Find the

Information You Need

About BlackRock Funds

This is the BlackRock Intermediate PLUS Bond Portfolio and the BlackRock Inflation Protected Bond Portfolio Prospectus. It has been written to provide you with the information you need to make an informed decision about whether to invest in BlackRock Funds (the Company).

This Prospectus contains information on 2 of the BlackRock Bond funds. The Prospectus has been organized so that each fund has its own short section. Simply turn to the section for any particular fund to read about important fund facts. Also included are sections that tell you about buying and selling shares, certain fees and expenses, shareholder features of the funds and your rights as a shareholder. These sections apply to both the funds.

If you have questions after reading the Prospectus, ask your registered representative for assistance. Your investment professional has been trained to help you decide which investments are right for you.

BlackRock

Intermediate PLUS Bond Portfolio

IMPORTANT DEFINITIONS

Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Collateralized Mortgage Obligations (CMO): Bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Commercial Mortgage-Backed Securities (CMBS): Bonds that are backed by a mortgage loan or pool of loans secured by commercial property, not residential mortgages.

Dollar-Weighted Average Maturity: The average maturity of the fund is the average amount of time until the organizations that issued the debt securities in the fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in the fund, the more weight it gets in calculating this average.

Duration: A mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

Investment Goal

The fund seeks to maximize total return, consistent with income generation and prudent investment management.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in bonds and maintains an average portfolio duration that is within ±20% of the duration of the Lehman Brothers Intermediate Government/Credit Index (the benchmark). The fund normally invests at least 80% of its assets in bonds. The fund’s dollar-weighted average maturity will be between 3 and 10 years.

The management team evaluates sectors of the bond market and individual securities within these sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds. Securities are purchased for the fund when the management team believes that they have the potential for above-average total return. The fund measures its performance against the benchmark.

The fund invests primarily in dollar-denominated investment grade bonds, but may invest up to 20% of its assets in any combination of non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers. The fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.

Non-investment grade bonds acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a

IMPORTANT DEFINITIONS

High Yield Bonds: Sometimes referred to as “junk bonds”, these are debt securities which are rated less than investment grade (below the fourth highest rating of the major rating agencies). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low rated issuer.

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Lehman Brothers Intermediate Government/Credit Index: An unmanaged index comprised of U.S. Government securities or investment grade credit securities from the more comprehensive Lehman Brothers U.S. Aggregate Index. This index concentrates on intermediate maturity bonds and thus excludes all maturities from the broader index that are 10 years or greater.

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

specific price on or before a specific date. A future is an agreement to buy or sell instruments of those types at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made.

Key Risks

While the management team chooses bonds it believes can provide above-average total returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money.

Two of the main risks of investing in the fund are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the fund. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments.

The fund makes investments in residential and commercial mortgage-backed securities and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. The fund’s investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

The fund may invest up to 20% of its assets in any combination of non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers. Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security’s value will be hurt by changes in non-dollar and non-U.S. political or social conditions, including changes in policies restricting non-U.S. investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, a portfolio of non-dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

In addition, political and economic structures in emerging market countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past, and may do so again in the future, as a result of economic and political turmoil in many of these countries.

Non-investment grade securities carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. These companies are often young and growing and have a lot of debt. High yield securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. In addition, other creditors of a high yield issuer may have the right to be paid before the high yield bond holder.

During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. They may not have enough cash to make their principal and interest payments. An economic downturn could also hurt the market for lower-rated securities and the fund.

The market for high yield bonds is not as liquid as the markets for higher rated securities. This means that it may be harder to buy and sell high yield bonds, especially on short notice. The market could also be hurt by legal or tax changes.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short period of time. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes, market price fluctuations and general market liquidity than other securities.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage. The fund will also have to pay interest on its borrowings, reducing the fund’s return. This interest expense may be greater than the fund’s return on the underlying investment.

Higher than normal portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Expenses and Fees

The tables on the next page explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table may not reflect expenses of the fund after June 20, 2005.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares		C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	4.0%	0.0%		0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5	%**	1.00	%***
(as percentage of offering price)
*	Reduced front-end sales charges may be available (See the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges). A CDSC of .50% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Processing Fees: Fees that are paid to service organizations that provide processing and administrative services for shareholder accounts.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.50%	.50%	.50%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses[1]	.87%	.87%	.87%
Service fees	.25%	.25%	.25%
Processing fees	.15%	.15%	.15%
Other	.47%	.47%	.47%
Total annual fund operating expenses	1.47%	2.12%	2.12%
Fee waivers and expense reimbursements*	.57%	.47%	.47%
Net expenses*	.90%	1.65%	1.65%

*	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit fund expenses to .90% (for Investor A Shares) and 1.65% (for Investor B and C Shares) of average daily net assets until June 20, 2005. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management” section for a discussion of these waivers and reimbursements
[1]	The fund is newly organized and, accordingly, “Other Expenses” are based on estimated amounts for the current year.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
A Shares*	$488	$792
B Shares**
Redemption	$618	$969
B Shares
No Redemption	$168	$619
C Shares**
Redemption	$268	$619
C Shares
No Redemption	$168	$619
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with three separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other options (Investor B and Investor C Shares) have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Keith Anderson, Managing Director of BFM since 1988 and Scott Amero, Managing Director of BFM since 1990. Keith Anderson and Scott Amero have been portfolio managers since the fund’s inception.

BlackRock

Inflation Protected Bond Portfolio

IMPORTANT DEFINITIONS

Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Collateralized Mortgage Obligations (CMO): Bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Commercial Mortgage-Backed Securities (CMBS): Bonds that are backed by a mortgage loan or pool of loans secured by commercial property, not residential mortgages.

Duration: A mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

High Yield Bonds: Sometimes referred to as “junk bonds”, these are debt securities which are rated less than investment grade (below the fourth highest rating of the major rating agencies). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low rated issuer.

Investment Goal

The fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.

Primary Investment Strategies

In pursuit of this goal, the fund normally invests at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The fund maintains an average portfolio duration that is within ±20% of the duration of the Lehman Global Real: U.S. TIPS Index (the benchmark).

The fund may invest up to 20% of it assets in non-investment grade bonds (high yield or junk bonds) or securities of emerging market issuers. The fund may also invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and may invest without limit in U.S. dollar denominated securities of non-U.S. issuers. The fund is non-diversifed, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The fund may also purchase: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, investment grade corporate bonds and asset-backed securities. Securities are purchased for the fund when the management team believes that they have the potential for above-average real return. The fund measures its performance against the benchmark.

Non-investment grade bonds acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

IMPORTANT DEFINITIONS

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Lehman Global Real: U.S. TIPS Index: An unmanaged index consisting of the U.S. Treasury Inflation Protected Securities market. Performance information for the index prior to October 1997 is based on the performance information of the Lehman Inflation Notes Index.

Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its real return potential.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell instruments of those types at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made.

Key Risks

While the management team chooses bonds it believes can provide above-average real returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money. The principal value of your investment is not protected or otherwise guaranteed by virtue of the fund’s investments in inflation-indexed bonds.

Two of the main risks of investing in the fund are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the fund. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments.

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the fund’s gross income. Due to original issue discount, the fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

The fund makes investments in residential and commercial mortgage-backed securities and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. The fund’s investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

The fund may invest in non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers. Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security’s value will be hurt by changes in non-dollar and non-U.S. political or social conditions, including changes in policies restricting non-U.S. investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, a portfolio of non-dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

In addition, political and economic structures in emerging market countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past, and may do so again in the future, as a result of economic and political turmoil in many of these countries.

Non-investment grade securities carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. These companies are often young and growing and have a lot of debt. High yield securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. In addition, other creditors of a high yield issuer may have the right to be paid before the high yield bond holder.

During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. They may not have enough cash to make their principal and interest payments. An economic downturn could also hurt the market for lower-rated securities and the fund.

The market for high yield bonds is not as liquid as the markets for higher rated securities. This means that it may be harder to buy and sell high yield bonds, especially on short notice. The market could also be hurt by legal or tax changes.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short period of time. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes, market price fluctuations and general market liquidity than other securities.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage. The fund will also have to pay interest on its borrowings, reducing the fund’s return. This interest expense may be greater than the fund’s return on the underlying investment.

Higher than normal portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the fund’s distributor, BlackRock, and service organizations for distribution of fund shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Processing Fees: Fees that are paid to service organizations that provide processing and administrative services for shareholder accounts.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support to their customers who own shares of the Company.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

The fund is a non-diversified portfolio under the Investment Company Act, which means that fund performance is more dependent on the performance of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the fund more than it would a diversified fund’s.

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table may not reflect expenses of the fund after June 20, 2005.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares		C Shares
Maximum Sales Charge (Load) Imposed on Purchases*	3.0%	0.0%		0.0%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.0%	4.5	%**	1.00	%***
(as percentage of offering price)
*	Reduced front-end sales charges may be available (See the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges). A CDSC of .15% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

	A Shares	B Shares	C Shares
Advisory fees	.40%	.40%	.40%
Distribution (12b-1) fees	.10%	.75%	.75%
Other expenses[1]	.77%	.77%	.77%
Service fees	.25%	.25%	.25%
Processing fees	.15%	.15%	.15%
Other	.37%	.37%	.37%
Total annual fund operating expenses	1.27%	1.92%	1.92%
Fee waivers and expense reimbursements*	.42%	.32%	.32%
Net expenses*	.85%	1.60%	1.60%
*	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit fund expenses to .85% (for Investor A Shares) and 1.60% (for Investor B and C Shares) of average daily net assets until June 20, 2005. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management” section for a discussion of these waivers and reimbursements.

[1]	The fund is newly organized and, accordingly, “Other expenses” are based on estimated amounts for the current year.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
A Shares*	$384	$650
B Shares**
Redemption	$613	$922
B Shares
No Redemption	$163	$572
C Shares**
Redemption	$263	$572
C Shares
No Redemption	$163	$572
*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with three separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other options (Investor B and Investor C Shares) have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Fund Management

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Todd Kopstein, Managing Director of BFM since 2003, Mark Williams, Managing Director of BFM since 2003 and Stuart Spodek, Managing Director of BFM since 2002. Mr. Kopstein joined BlackRock as an analyst in 1994 and became a portfolio manager specializing in short duration securities in 1998. Mr. Williams joined BlackRock as a Director in 1998. Mr. Spodek joined BlackRock in 1993 as an analyst and subsequently was promoted to portfolio manager. He became a Director in 1999. Todd Kopstein, Mark Williams and Stuart Spodek have been portfolio managers since the fund’s inception.

About Your Investment

How to Buy/Sell Shares

Buying Shares from a Registered Investment Professional

BlackRock Funds believes that investors can benefit from the advice and ongoing assistance of a registered investment professional. Accordingly, when you buy or sell BlackRock Funds Investor Shares, you may pay a sales charge, which is used to compensate your investment professional for services provided to you. A person who gets compensated for selling shares may receive a different amount for each class.

As a shareholder you pay certain fees and expenses. Shareholder fees are paid directly from your investment and annual fund operating expenses are paid out of fund assets and are reflected in the fund’s net asset value.

Your registered representative can help you to buy shares by telephone. Before you place your order make sure that you have read the Prospectus and have a discussion with your registered representative about the details of your investment.

What Price Per Share Will You Pay?

The price of mutual fund shares generally changes every business day. A mutual fund is a pool of investors’ money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $50 million and has 5 million shares outstanding, the net asset value (NAV) per share is $10. When you buy Investor Shares you pay the NAV/share plus the front-end sales charge if you are purchasing Investor A Shares.

PFPC Inc. (PFPC), the Company’s transfer agent, will probably receive your order from your registered representative, who takes your order. However, you can also fill out a purchase application and mail it to the transfer agent with your check. Please call (800) 441-7762 for a purchase application. Purchase orders received by the transfer agent before the close of regular trading on the New York Stock Exchange (NYSE) (currently 4 p.m. (Eastern time)) on each day the NYSE is open will be priced based on the NAV calculated at the close of trading on that day plus any applicable sales charge. NAV is calculated separately for each class of shares of each fund at 4 p.m. (Eastern time) each day the NYSE is open. Shares will not be priced on days the NYSE is closed. Purchase orders received after the close of trading will be priced based on the next calculation of NAV. Non-U.S. securities and certain other securities held by a fund may trade on days when the NYSE is closed. In these cases, net asset value of shares may change when fund shares cannot be bought or sold.

Since the NAV changes daily, the price of your shares depends on the time that your order is received by Company’s transfer agent, whose job it is to keep track of shareholder records.

Each fund’s assets are valued primarily on the basis of market quotations. Certain short-term debt securities are valued on the basis of amortized cost. When a determination is made that market quotations are not readily available, including when a particular security does not trade regularly or has had its trading halted or there has been a significant subsequent event, each fund values the affected securities at fair value as determined by BlackRock under the direction of the Company’s Board of Trustees. For example, in valuing a security that trades principally on a foreign market, a fund uses the most recent closing market price from the market on which the security principally trades, unless because of a significant event subsequent to the market close such closing market price, in BlackRock’s judgment, does not represent the current market value of the security. Because significant events could affect the value of a foreign security between the close of the foreign market where the security is principally traded and the time the fund calculates its NAV, such closing price may not be reflective of current market conditions. Therefore, a fund may adjust the closing market price of a foreign security as a result of a significant subsequent event to reflect what it believes to be the fair value of the security as of the time the fund calculates its NAV. Fair value represents a good faith approximation of the value of a security. A security’s valuation may differ depending on the method used for determining value.

When you place a purchase order, you need to specify whether you want Investor A, B or C Shares. If you do not specify a class, you will receive Investor A Shares.

When Must You Pay?

Payment for an order must be made in Federal funds or other immediately available funds by the time specified by your registered representative or other financial intermediary, but in no event later than 4 p.m. (Eastern time) on the third business day following PFPC’s receipt of the order. If payment is not received by this time, the order will be cancelled and you and your registered representative or other financial intermediary will be responsible for any loss to a fund. For shares purchased directly from the transfer agent, a check payable to BlackRock Funds and bearing the name of the fund you are purchasing must accompany a completed purchase application. The Company does not accept third-party checks. You may also wire Federal funds to the transfer agent to purchase shares, but you must call BlackRock Funds c/o PFPC Inc. at (800) 441-7762 before doing so to confirm the wiring instructions.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Company, to obtain, verify and record information that identifies each person who opens an account. When opening an account, you will be asked for your name, address, date of birth and other information that will allow the Company to identify you. The Company may also ask to see other identifying documents such as a driver’s license (for individuals) or Articles of Incorporation or other formation documents (for institutions). The Company may use a third party to obtain and verify this information. The Company may not be able to establish an account if you do not provide the necessary information.

How Much is the Minimum Investment?

The minimum investment for the initial purchase of Investor Shares is $500. There is a $50 minimum for all later investments. The Company permits a lower initial investment if you are an employee of the Company or one of its service providers or you participate in the Automatic Investment Plan in which you make regular, periodic investments through a savings or checking account. Your investment professional can advise you on how to begin an Automatic Investment Plan. The Company won’t accept a purchase order of $1 million or more for Investor B or Investor C Shares. Your registered representative may set a lower maximum for Investor B Shares purchases. The Company may reject any purchase order, modify or waive the minimum investment requirements and suspend and resume the sale of any share class of the Company at any time.

Which Pricing Option Should You Choose?

BlackRock Funds offers different pricing options to investors in the form of different share classes. Your registered representative can help you decide which option works best for you. Through this Prospectus, you can choose from Investor A, B, or C Shares.

A Shares (Front-End Load)

■	One time sales charge paid at time of purchase
■	Lower ongoing distribution fees
■	Free exchange with other A Shares in BlackRock Funds family
■	Advantage: Makes sense for investors who are eligible to have the sales charge reduced or eliminated or who have a long-term investment horizon because ongoing distribution fees are less than for other Investor Share classes.
■	Disadvantage: You pay a sales charge up-front, and therefore you start off owning fewer shares.

B Shares (Back-End Load)

■	No front-end sales charge when you buy shares
■	You pay a sales charge when you redeem shares. It is called a contingent deferred sales charge (CDSC) and it declines over 6 years to zero from a high of 4.5%.
■	Higher ongoing distribution fees than A Shares
■	Free exchange with other B Shares in BlackRock Funds family
■	Automatically convert to A Shares seven years from purchase
■	Advantage: No up-front sales charge so you start off owning more shares.
■	Disadvantage: You pay higher ongoing distribution fees than on A Shares each year you own shares, which means that you can expect lower total performance per share.

C Shares (Level Load)

■	No front-end sales charge when you buy shares
■	Contingent deferred sales charge (CDSC) of 1.00% if shares are redeemed within 12 months of purchase
■	Higher ongoing distribution fees than A Shares
■	Free exchange with other C Shares in BlackRock Funds family
■	Advantage: No up-front sales charge so you start off owning more shares. These shares may make sense for investors who have a shorter investment horizon relative to A or B Shares.
■	Disadvantage: You pay higher ongoing distribution fees than on A shares each year you own shares, which means that you can expect lower total performance per share. Shares do not convert to A Shares, so you will continue paying the higher ongoing distribution fees as long as you hold the C Shares. Over the long term, this can add up to higher total fees than either A Shares or B Shares.

Investor B Shares received through the reinvestment of dividends and distributions convert to A Shares proportionately with the conversion of B Shares that were not received through reinvestment.

How Much is the Sales Charge?

The table below shows the schedules of sales charges that you may pay if you buy Investor A, B and C Shares of a fund.

Purchase of Investor A Shares

The following table shows the front-end sales charges that you may pay if you buy Investor A Shares. The offering price for Investor A Shares includes any front-end sales charge. You may qualify for a reduced front-end sales charge. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge. Once you achieve a breakpoint, you pay that sales charge on your entire purchase amount (and not just the portion above the breakpoint). Additionally, the front-end sales charge can be reduced or eliminated through one or a combination of the following: the right of accumulation, a Letter of Intent, the reinstatement privilege, quantity discounts or a waiver of the sales charge (described below).

The following schedule of front-end sales charges and quantity discounts applies to the Intermediate PLUS Bond Portfolio.

AMOUNT OF TRANSACTION AT OFFERING PRICE	SALES CHARGE AS % OF OFFERING PRICE*	SALES CHARGE AS % OF NET ASSET VALUE*
Less than $50,000	4.00%	4.17%
$50,000 but less than $100,000	3.75%	3.90%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	1.50%	1.52%
$1 million or more	0.00%	0.00%
*	There is no initial sales charge on purchases of $1,000,000 or more of Investor A Shares; however, you will pay a contingent deferred sales charge of 0.50% of the offering price or the net asset value of the shares on the redemption date (whichever is less) for shares redeemed within 18 months after purchase.

The following schedule of front-end sales charges and quantity discounts applies to the Inflation Protected Bond Portfolio.

AMOUNT OF TRANSACTION AT OFFERING PRICE	SALES CHARGE AS % OF OFFERING PRICE*	SALES CHARGE AS % OF NET ASSET VALUE*
Less than $50,000	3.00%	3.09%
$50,000 but less than $100,000	2.75%	2.83%
$100,000 but less than $250,000	2.50%	2.56%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.25%	1.26%
$1 million or more	0.00%	0.00%
*	There is no initial sales charge on purchases of $1,000,000 or more of Investor A shares; however, you will pay a contingent deferred sales charge of 0.15% of the offering price or the net asset value of the shares on the redemption date (whichever is less) for shares redeemed within 18 months after purchase.

The Company’s distributor retains .50% of the sales charges on all purchases of Investor A Shares. When an investor purchases Investor A Shares directly from the Company (and not through a broker), the distributor retains the entire front-end sales charge.

Purchase of Investor B Shares

Investor B Shares are subject to a CDSC at the rates shown in the chart below if they are redeemed within six years of purchase. The CDSC is based on the offering price or the net asset value of the B Shares on the redemption date (whichever is less) and is calculated without regard to any redemption/exchange fee. The amount of any CDSC an investor must pay depends on the number of years that elapse between the date of purchase and the date of redemption. The CDSC may be waived under certain circumstances, as described below.

NUMBER OF YEARS ELAPSED SINCE PURCHASE	CONTINGENT DEFERRED SALES CHARGE (AS % OF DOLLAR AMOUNT SUBJECT TO THE CHARGE)
Up to one year	4.50%
More than one but less than two years	4.00%
More than two, but less than three years	3.50%
More than three but less than four years	3.00%
More than four but less than five years	2.00%
More than five but less than six years	1.00%
More than six years	0.00%

Purchase of Investor C Shares

Investor C Shares are subject to a CDSC of 1.00% if they are redeemed within 12 months after purchase. The 1.00% is based on the offering price or the net asset value of the C Shares on the redemption date (whichever is less) and is calculated without regard to any redemption/exchange fee. The CDSC may be waived under certain circumstances, as described below. There is no CDSC on C Shares redeemed after 12 months.

When an investor redeems Investor B Shares or Investor C Shares, the redemption order is processed so that the lowest CDSC is charged. Investor B Shares and Investor C Shares that are not subject to the CDSC are redeemed first. After that, the Company redeems the Shares that have been held the longest.

Can the Sales Charge be Reduced or Eliminated?

There are several ways in which the sales charge can be reduced or eliminated. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge (as described above in the “Purchase of Investor A Shares” section). Additionally, the front- end sales charge can be reduced or eliminated through one or a combination of the following: the right of accumulation, a Letter of Intent, the reinstatement privilege, quantity discounts or a waiver of the sales charge (described below). The CDSC on Investor B Shares can be reduced depending on how long you own the shares (a schedule of these reductions is listed above in the “Purchase of Investor B Shares” section). The CDSC on Investor B and C Shares also may be eliminated through waivers (described below). For more information, see the SAI or contact your investment professional.

Right of Accumulation

Investors have a “right of accumulation” under which the current value of an investor’s existing Investor A Shares in all BlackRock funds that are subject to a front-end sales charge may be combined with the amount of the current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge. In order to use this right, the investor must alert PFPC to the existence of previously purchased shares.

Letter of Intent

An investor may qualify for a reduced front-end sales charge immediately by signing a “Letter of Intent” stating the investor’s intention to buy a specified amount of Investor A Shares in one or more funds subjected to a front-end sales charge within the next 13 months that would, if bought all at once, qualify the investor for a reduced sales charge. The Letter of Intent may be signed anytime within 90 days after the first investment to be covered by the letter. The initial investment must meet the minimum initial purchase requirement. The investor must tell PFPC that later purchases are subject to the Letter of Intent. During the term of the Letter of Intent, PFPC will hold Investor A Shares representing up to 5% of the indicated amount in an escrow account for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. Any redemptions made during the term of the Letter of Intent will be subtracted from the amount of the total purchase indicated in the letter. If the full amount indicated is not purchased within the 13-month period, and the investor does not pay the higher sales load within 20 days, PFPC will redeem enough of the Investor A Shares held in escrow to pay the difference.

Reinstatement Privilege

Upon redemption of Investor Shares, a shareholder has a right, to be exercised once a year and within 60 days of the redemption, to reinvest the redemption proceeds (after paying any applicable CDSC or redemption/exchange fee) in Investor A shares of the SAME fund without paying a front-end sales charge. Shares will be purchased at the net asset value (NAV) calculated at the close of trading on the day the request is received. To exercise this privilege, PFPC must be notified, in writing, by the shareowner of record or the registered representative of record. Investors should consult a tax adviser concerning the tax consequences of exercising this reinstatement privilege.

Quantity Discounts

In addition to quantity discounts for individuals which we discussed above, there are ways for you to qualify for breakpoints and therefore reduce the front-end sales charge by combining your order with the orders of (a) your spouse and any of your children under the age of 21, (b) a trustee or fiduciary of a single trust estate or single fiduciary account or (c) members of any organized group you belong to that has been in existence for more than six months, if it is not organized for the purpose of investing in mutual funds, and if the purchase is made through a central administrator, or through a single dealer, or by other means which result in economy of sales effort or expense. All orders must be placed at one time and certain restrictions apply. Investors must tell PFPC or their broker, at the time of purchase, that they are aggregating their purchases. For more information, please contact BlackRock Funds c/o PFPC Inc. at (800) 441-7762 or see the SAI.

Waiving the Sales Charge

The following investors may buy Investor A Shares without paying a front-end sales charge: (a) authorized qualified employee benefit plans; (b) persons investing through an authorized payroll deduction plan; (c) persons investing through an authorized investment plan for organizations which operate under Section 501(c)(3) of the Internal Revenue Code; (d) registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in a fund; (e) persons participating in a “wrap account” or similar program under which they pay advisory fees to a broker-dealer or other financial institution; and (f) persons participating in an account or program under which they pay fees to a broker-dealer or other financial institution for providing transaction processing and other administrative services, but not investment advisory services. Investors who qualify for any of these exemptions from the sales charge must purchase Investor A Shares. Additionally, some people associated with the Company and its service providers may buy Investor A Shares without paying a sales charge. The front-end sales charge is not applied on Investor A Shares acquired through the reinvestment of dividends or distributions. For more information on the waivers, please contact BlackRock Funds c/o PFPC Inc. at (800) 441-7762 or see the SAI.

Waiving the Contingent Deferred Sales Charge

The CDSC on Investor B and Investor C Shares is not charged in connection with: (a) redemptions of Investor B and Investor C Shares purchased through authorized qualified employee benefit plans; (b) exchanges described in “Exchange Privilege” below; (c) redemptions made in connection with minimum required distributions due to the shareholder reaching age 70½ from IRA and 403(b)(7) accounts; (d) redemptions made with respect to certain retirement plans sponsored by the

Company, BlackRock or its affiliates; (e) redemptions in connection with a shareholder’s death (including in connection with the distribution of account assets to a beneficiary of the decedent) or disability (as defined in the Internal Revenue Code) subsequent to the purchase of Investor B or Investor C Shares; (f) involuntary redemptions of Investor B or Investor C Shares in accounts with low balances; (g) certain redemptions made pursuant to the Systematic Withdrawal Plan (described below); and (h) redemptions when a shareholder can demonstrate hardship, in the absolute discretion of the Company. In addition, no CDSC is charged on Investor B or Investor C Shares acquired through the reinvestment of dividends or distributions. For more information on these waivers, please contact BlackRock Funds c/o PFPC Inc. at (800) 441-7762 or see the SAI.

Distribution and Service Plan

The Company has adopted a plan (the Plan) that allows the Company to pay distribution fees for the sale of its shares under Rule 12b-1 of the Investment Company Act and shareholder servicing and processing fees for certain services provided to its shareholders.

Under the Plan, Investor Shares pay a fee (distribution fees) to BlackRock Distributors, Inc. (the Distributor) and/or affiliates of PNC Bank (including BlackRock) for distribution and sales support services. The distribution fees may be used to pay the Distributor for distribution services and to pay the Distributor and PNC Bank affiliates (including BlackRock) for sales support services provided in connection with the sale of Investor Shares. The distribution fees may also be used to pay brokers, dealers, financial institutions and industry professionals (Service Organizations) for sales support services and related expenses. All Investor A Shares pay a maximum distribution fee of .10% per year of the average daily net asset value of each fund attributable to Investor A Shares. All Investor B and C Shares pay a maximum of .75% per year.

Under the Plan, the Company also pays shareholder servicing and shareholder processing fees to BlackRock in return for certain support services for Investor A, B and C shareholders. BlackRock may enter into arrangements with Service Organizations (including PNC Bank and its affiliates), whereby the Service Organizations provide the support services to their customers who own Investor Shares in return for these fees. The Company may pay a shareholder servicing fee of up to ..25% per year of the average daily net asset value of Investor Shares of a fund. All Investor Shares pay this shareholder servicing fee.

In return for the shareholder servicing fee, Service Organizations (including BlackRock) may provide one or more of the following services to their customers who own Investor Shares:

(1)	Responding to customer questions on the services performed by the Service Organization and investments in Investor Shares;
(2)	Assisting customers in choosing and changing dividend options, account designations and addresses; and
(3)	Providing other similar shareholder liaison services.

For a separate shareholder processing fee paid by all Investor Shares of up to .15% per year of the average daily net asset value of Investor Shares of a fund, Service Organizations (including BlackRock) may provide one or more of these additional services:

(1)	Processing purchase and redemption requests from customers and placing orders with the Distributor;
(2)	Processing dividend payments from the Company on behalf of customers;
(3)	Providing sub-accounting for Investor Shares beneficially owned by customers or the information necessary for sub-accounting; and
(4)	Providing other similar services.

Although BlackRock generally pays these shareholder servicing and shareholder processing fees to Service Organizations whose customers own Investor Shares, BlackRock may retain a portion of the shareholder servicing fees and a significant portion of the shareholder processing fees in return for providing services.

The shareholder servicing fees and shareholder processing fees payable pursuant to the Plan are fees payable for the administration and servicing of shareholder accounts and not costs which are primarily intended to result in the sale of a fund’s shares.

Because the fees paid by the Company under the Plan are paid out of Company assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

For more information on the Plan, including a complete list of services provided thereunder, see the SAI.

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the funds). BlackRock, the Distributor and their affiliates may pay affiliated and unaffiliated Service Organizations compensation for the sale and distribution of shares of the funds or for services to the funds and shareholders. These payments (Additional Payments) would be in addition to the payments by the funds described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. Additional Payments generally are made available to all qualified Service Organizations when they are in effect, subject to applicable NASD regulations. The aggregate amount of Additional Payments may be substantial. For more information on Additional Payments, see the SAI.

Selling Shares

You can redeem shares at any time (although certain verification may be required for redemptions in excess of $25,000 or in certain other cases). The Company will redeem your shares at the next net asset value (NAV) calculated after your order is received by the fund’s transfer agent minus any applicable CDSC and/or redemption/exchange fee. Each of the CDSC and redemption/exchange fee is assessed without regard the other. See “Market Timing and Redemption/Exchange Fees” below. Shares may be redeemed by sending a written redemption request to BlackRock Funds c/o PFPC Inc., P.O. Box 9819, Providence, RI 02940-8019.

You can also make redemption requests through your registered investment professional, who may charge for this service. Shareholders should indicate whether they are redeeming Investor A, Investor B or Investor C Shares. If a shareholder owns more than one class of a fund and does not indicate which class he or she is redeeming, the fund will redeem shares so as to minimize the CDSC charged.

Unless another option is requested, payment for redeemed shares is normally made by check mailed within seven days after PFPC receives the redemption request. If the shares to be redeemed have been recently purchased by check, PFPC may delay the payment of redemption proceeds for up to 15 days after the purchase date until the check has cleared.

Market Timing and Redemption/Exchange Fees

The interests of long-term shareholders and the Company’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations—also known as “market timing.” The funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and may have an adverse effect on all shareholders. If the Company believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it reserves the right to reject any specific purchase or exchange order. If the Company rejects your purchase or exchange order, you will not be able to execute that transaction, and the Company will not be responsible for any losses you therefore may suffer. In addition, any redemptions or exchanges that you make (as a result of the activity described above or otherwise) will be subject to any and all redemption/ exchange fees, as described below. For transactions placed directly with the Company, the Company may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Company. Certain accounts, however, include multiple investors and such accounts typically provide the Company with a net purchase or redemption request on any given day where purchases and redemptions of shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Company. While the Company monitors for market timing activity, the Company may be unable to identify such activities because the netting effect often makes it more difficult to locate and eliminate market timers from the funds. Identification of market timers may also be limited by operational systems and technical limitations.

Each of the High Yield Bond and International Bond Portfolios will automatically assess and retain a fee of 2% of the current NAV, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). Each of the equity funds of the Company will automatically assess and retain a fee of 2% of the current NAV, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 90 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). A new 30-day period, or 90-day period, as the case may be, begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Portfolio A are exchanged for shares of Portfolio B 20 days after the purchase of the Portfolio A shares, followed in 20 days by an exchange of the Portfolio B shares for shares of Portfolio C, will be subject to two redemption fees (one on each exchange).

The redemption/exchange fee is for the benefit of the remaining shareholders of a fund and is intended to encourage long-term investment, to compensate for transaction and other expenses caused by early redemptions and exchanges, and to facilitate portfolio management. The “first-in, first-out” method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. The redemption/exchange fee will not be assessed on redemptions or exchanges by (i) accounts managed by PNC Advisors, (ii) certain 401(k) plans, bank or trust company accounts, asset allocation programs or wrap programs approved by the Company, (iii) accounts of certain financial institutions or intermediaries that are unable for administrative reasons to apply the redemption/exchange fee to underlying shareholders, (iv) accounts in the event of shareholder death or disability and (v) certain other accounts in the absolute discretion of the Company when a shareholder can demonstrate hardship. The Company reserves the right to modify or eliminate these waivers at any time.

Expedited Redemptions

If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously designated bank account. You are responsible for any charges imposed by your bank for this service. Once authorization is on file, PFPC will honor requests by telephone at (800) 441-7762. The Company is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. The Company may refuse a telephone redemption request if it believes it is advisable to do so and may use reasonable procedures to make sure telephone instructions are genuine. The Company and its service providers will not be liable for any loss that results from acting upon telephone instructions that they reasonably believed to be genuine in accordance with those procedures. The Company may alter the terms of or terminate this expedited redemption privilege at any time. Any redemption request of $25,000 or more must be in writing.

The Company's Rights

The Company may:

■	Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act,
■	Postpone date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or as described in the third paragraph in the section “Selling Shares” above,
■	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level, as described below, and
■	Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act.

Accounts with Low Balances

The Company may redeem a shareholder’s account in any fund at any time if the net asset value of the account in such fund falls below the required minimum initial investment (usually $500 for Investor Shares) as the result of a redemption or an exchange request. The shareholder will be notified in writing that the value of the account is less than the required amount and the shareholder will be allowed 30 days to make additional investments before the redemption is processed.

IMPORTANT DEFINITIONS

Adviser: The adviser of a mutual fund is responsible for the overall investment management of the fund. The adviser for BlackRock Funds is BlackRock Advisors, Inc.

Sub-Adviser: The sub-adviser of a fund is responsible for its day-to-day management and will generally make all buy and sell decisions. Sub-advisers also provide research and credit analysis. The sub-adviser for the funds is BlackRock Financial Management, Inc.

Management

BlackRock Funds’ adviser is BlackRock Advisors, Inc. (BlackRock). BlackRock was organized in 1994 to perform advisory services for investment companies and is located at 100 Bellevue Parkway, Wilmington, DE 19809. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $320.7 billion of assets under management as of March 31, 2004. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc., one of the largest diversified financial services companies in the United States. BlackRock Financial Management, Inc. (BFM), an affiliate of BlackRock located at 40 E. 52nd Street, New York, NY 10022, acts as sub-adviser to the funds.

For their investment advisory and sub-advisory services, BlackRock and BFM, as applicable, are entitled to fees computed daily on a fund-by-fund basis and payable monthly.

The maximum annual advisory fees that can be paid to BlackRock (as a percentage of average daily net assets) are as follows:

Total Annual Advisory Fee (Before Waivers)

	Intermediate PLUS	Inflation Protected

AVG DAILY NET ASSETS	INVESTMENT ADVISORY FEE	INVESTMENT ADVISORY FEE
First $1 billion	.500%	.400%
$1 billion-$2 billion	.450%	.375%
$2-billion-$3 billion	.425%	.350%
greater than $3 billion	.400%	.325%

Information about the portfolio manager for each of the funds is presented in the appropriate fund section.

As discussed above, BlackRock has agreed contractually to cap net expenses of each share class of each fund (excluding interest expense, taxes, brokerage commissions and extraordinary expenses, if any) at the levels shown in each fund’s expense table.

To achieve this cap, BlackRock and the Company have entered into an expense limitation agreement. The agreement sets a limit on certain of the operating expenses of each class of shares fund through June 20, 2005 and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit.

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the fund of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the fund’s investment adviser or administrator and (3) the Board of Trustees of the Company has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

Dividends and Distributions

BlackRock Funds makes two kinds of distributions to shareholders: net investment income and net realized capital gains.

Distributions of net investment income derived by a fund are paid within 10 days after the end of each month. The Company’s

Board of Trustees may change the timing of such dividend payments.

Net realized capital gains (including net short-term capital gains), if any, will be distributed by a fund at least annually at a date determined by the Company’s Board of Trustees.

Your distributions will be reinvested at net asset value in new shares of the same class of the fund unless you instruct PFPC in writing to pay them in cash. There are no sales charges on these reinvestments.

Taxation of Distributions

Distributions paid out of a fund’s “net capital gain” will be taxed to shareholders as long-term capital gain, regardless of how long a shareholder has owned shares. Distributions of net investment income, other than exempt-interest dividends, and net short-term capital gains will generally be taxed to shareholders as ordinary income. However, individual shareholders who satisfy certain holding period requirements and other requirements are taxed on such dividends at long-term capital gain rates to the extent the dividends are attributable to “qualified dividend income” received by the fund. “Qualified dividend income” generally consists of dividends received from U.S. corporations (other than dividends from tax exempt organizations and certain dividends from real estate investment trusts and regulated investment companies) and certain foreign corporations.

Dividends paid with respect to interest on securities issued by the U.S. Government and its agencies may also be exempt from some types of state and local taxes.

Your annual tax statement from the Company will present in detail the tax status of your distributions for each year.

If more than half of the total asset value of a fund is invested in non-U.S. securities, the fund may elect to “pass through” to its shareholders the amount of non-U.S. income taxes paid by it. In such case, you would be required to include your proportionate share of such taxes in your income and may be entitled to deduct or credit such taxes when computing your taxable income.

Use of the exchange privilege will be treated as a taxable event because it will be deemed a redemption and subsequent purchase of the shares involved. Therefore, use of the exchange privilege may be subject to federal, state and local income tax.

Because every investor has an individual tax situation, and also because the tax laws are subject to periodic changes, you should always consult your tax professional about federal, state and local tax consequences of owning shares of the Company.

Services for Shareholders

BlackRock Funds offers shareholders many special features which can enable investors to have greater investment flexibility as well as more access to information about the Company.

Additional information about these features is available by calling BlackRock Funds c/o PFPC Inc. at (800) 441-7762.

Exchange Privilege

BlackRock Funds offers 46 different funds, enough to meet virtually any investment need. Once you are a shareholder, you have the right to exchange Investor A, B, or C Shares from one fund to Investor A, B, or C Shares of another to meet your changing financial needs.

You can exchange $500 (or any other applicable minimum) or more from one fund into another. Investor A, Investor B and Investor C Shares of each fund may be exchanged for shares of the same class of other funds which offer that class of shares, based on their respective net asset values. (You can exchange less than $500 if you already have an account in the fund into which you are exchanging.) Because different funds have different sales charges, the exchange of Investor A Shares may be subject to the difference between the sales charge already paid and the higher sales charge (if any) payable on the shares acquired as a result of the exchange. For Federal income tax purposes a share exchange is a taxable event and a capital gain or loss may be realized. Please consult your tax or other financial adviser before making an exchange request.

The exchange of Investor B and Investor C Shares will not be subject to a CDSC although exchanges may be subject to the 2% redemption/exchange fee. See “Market Timing and Redemption/Exchanges Fees” above. The CDSC will continue to be measured from the date of the original purchase and will not be affected by the exchange.

To make an exchange, you must send a written request to BlackRock Funds c/o PFPC Inc. at P.O. Box 9819, Providence, RI 02940-8019. You can also make exchanges via telephone automatically, unless you previously indicated that you did not want this option. If so, you may not use telephone exchange privileges until completing a Telephone Exchange Authorization Form. To receive a copy of the form contact PFPC. The Company has the right to reject any telephone request.

The Company may suspend or terminate your exchange privilege at any time, including if the Company believes, in its sole discretion, that you are engaging in market timing activities. See “Market Timing and Redemption/Exchange Fees” above.

The Company reserves the right to modify, limit the use of, or terminate the exchange privilege at any time.

Automatic Investment Plan (AIP)

If you would like to establish a regular, affordable investment program, BlackRock Funds makes it easy to set up. As an investor in any fund, you can arrange for periodic investments in that fund through automatic deductions from a checking or savings account by completing the AIP Application Form. The minimum investment amount for an automatic investment plan is $50. AIP Application Forms are available from PFPC.

Retirement Plans

Shares may be purchased in conjunction with individual retirement accounts (IRAs) and rollover IRAs where PNC Bank or any of its affiliates acts as custodian. For more information about applications or annual fees, please contact BlackRock Fund c/o , PFPC Inc., at P.O. Box 9819, Providence, RI 02940-8019, or call (800) 441-7762. To determine if you are eligible for an IRA and whether an IRA will benefit you, you should consult with a tax adviser.

Statements

Every shareholder automatically receives regular account Every BlackRock shareholder automatically receives regular account statements. In addition, for tax purposes, shareholders also receive a yearly statement describing the characteristics of any dividends or other distributions received.

Systematic Withdrawal Plan (SWP)

This feature can be used by investors who want to receive regular This feature can be used by investors who want to receive regular distributions from their accounts. To start a SWP a shareholder must have a current investment of $10,000 or more in a fund. Shareholders can elect to receive cash payments of $50 or more monthly, every other month, quarterly, semi-annually or annually. Shareholders may sign up by completing the SWP Application Form which may be obtained from PFPC. Shareholders should realize that if withdrawals exceed income the invested principal in their account will be depleted.

To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC. If an investor purchases additional Investor A Shares of a fund at the same time he or she redeems shares through the SWP, that investor may lose money because of the sales charge involved. No CDSC will be assessed on redemptions of Investor B or Investor C Shares made through the SWP that do not exceed 12% of the account’s net asset value on an annualized basis. For example, monthly, quarterly and semi-annual SWP redemptions of Investor B or Investor C Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account’s net asset value on the redemption date. SWP redemptions of Investor B or Investor C Shares in excess of this limit will still pay any applicable CDSC.

Important Notice Regarding Delivery of Shareholder Documents

The funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact BlackRock Funds c/o PFPC Inc. at (800) 441-7762.

Internet Transactions

Investors in the funds may view their account balance and activity through the BlackRock Funds website. To use this service, you will need a browser that supports Microsoft Internet Explorer version 4.5 or higher or Netscape Navigator 4.0 or higher.

The total purchase amount will be debited directly from your bank account via the Automated Clearing House (ACH) system. Purchases made on the Internet using the ACH system will have a trade date that is the day after the purchase is made. Proceeds from Internet redemptions may be sent via check, ACH or wire to the bank account of record. The Company will limit Internet purchases and redemptions in Investor Class shares to $25,000.00 per trade. Applications may be downloaded from www.blackrock.com. Please read the Internet Services Disclosure Agreement and the User Agreement before attempting to transact online.

The Company employs reasonable procedures to confirm that transactions entered over the Internet are genuine. The procedures include the use of a protected password, Secure Socket Layering (SSL), 128-bit encryption and other precautions designed to protect the integrity, confidentiality and security of shareholder information. By entering into the User Agreement with the Company in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Company, or any of its affiliates, incurred through fraudulent activity.

Electronic Access to Shareholder Documents

Electronic copies of most financial reports and prospectuses are now Electronic copies of most financial reports and prospectuses are now available on the BlackRock website. Shareholders can receive e-mail notifications that the Company’s annual and semi- annual reports and prospectuses have been posted on the Company’s website on the Internet if they enroll in the Company’s electronic access program.

To enroll:

Shareholders Who Hold Accounts With Investment Advisers, Banks or Brokerages

1)  Have your enrollment number ready. If you do not have one, please contact your financial advisor.

2)  Log on to www.investordelivery.com.

3)  Enter your assigned enrollment number plus the four-digit personal identification number (PIN) of your choice. The PIN should be the same for all accounts using the same e-mail address, and will be required if you decide to change your delivery preference. Note: If you have additional BlackRock Fund shares in more than one account, you may receive additional copies of this notice with a separate enrollment number for each account. In that case, provide the information that applies to each enrollment number. If you have any questions, please contact your financial adviser.

Shareholders Who Hold Accounts Directly With the Fund:

1)  Log on to http://funds.blackrock.com.

2)  Click on Electronic Delivery icon on either side of your screen.

3)  Complete the on-line form by entering your social security number, e-mail address and by selecting your electronic delivery preference.

For more information

This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the BlackRock Funds is available free, upon request, including:

Annual/Semi-Annual Reports

These reports contain additional information about each of the fund’s investments. The annual report describes the funds’ performance, lists portfolio holdings, and discusses recent market conditions, economic trends and fund investment strategies that significantly affected the funds’ performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated June 20, 2004, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the BlackRock Funds, may be obtained free of charge, along with the Company’s annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

Shareholder Account Service Representatives

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 6 p.m. (Eastern time), Monday-Friday. Call: (800) 441-7762.

Purchases and Redemptions

Call your registered representative or (800) 441-7762.

World Wide Web

Access general fund information and specific fund performance. Request mutual fund prospectuses and literature. Forward mutual fund inquiries. www.blackrock.com

Written Correspondence

Post Office Address: BlackRock Funds, c/o PFPC Inc.,

P.O. Box 9819, Providence, RI 02940-8019

Street Address: BlackRock Funds, c/o PFPC Inc., 760 Moore Road, King of Prussia, PA 19406-1212

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 9 a.m. to 6 p.m. (Eastern time), Monday - Friday. Call: (888) 825-2257

Portfolio Characteristics and Holdings

For additional information, as well as more current information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (888)-825-2257.

Securities and Exchange Commission (SEC)

You may also view and copy public information about the BlackRock Funds, including the SAI, by visiting the EDGAR database on the SEC Web site (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at (202) 942-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

INVESTMENT COMPANY ACT FILE NO. 811-05742

EIUMINVAPROS 2/04

FIXED INCOME	LIQUIDITY	EQUITIES	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Funds

Intermediate PLUS Bond Portfolio

Inflation Protected Bond Portfolio

Service Shares

Prospectus

June 20, 2004

BlackRock FundsSM is a mutual fund family with 46 investment portfolios, 2 of which are described in this prospectus.

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of

How to Find the

Information You Need

About BlackRock Funds

This is the BlackRock Intermediate PLUS Bond Portfolio and the BlackRock Inflation Protected Bond Portfolio Prospectus. It has been written to provide you with the information you need to make an informed decision about whether to invest in BlackRock Funds (the Company).

This Prospectus contains information on 2 of the BlackRock Bond funds. The Prospectus has been organized so that each fund has its own short section. Simply turn to the section for any particular fund to read about important fund facts. Also included are sections that tell you about buying and selling shares, certain fees and expenses, shareholder features of the funds and your rights as a shareholder. These sections apply to both the funds.

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BlackRock

Intermediate PLUS Bond Portfolio

IMPORTANT DEFINITIONS

Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Collateralized Mortgage Obligations (CMO): Bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Commercial Mortgage-Backed Securities (CMBS): Bonds that are backed by a mortgage loan or pool of loans secured by commercial property, not residential mortgages.

Dollar-Weighted Average Maturity: The average maturity of the fund is the average amount of time until the organizations that issued the debt securities in the fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in the fund, the more weight it gets in calculating this average.

Duration: A mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

Investment Goal

The fund seeks to maximize total return, consistent with income generation and prudent investment management.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in bonds and maintains an average portfolio duration that is within ±20% of the duration of the Lehman Brothers Intermediate Government/Credit Index (the benchmark). The fund normally invests at least 80% of its assets in bonds. The fund’s dollar-weighted average maturity will be between 3 and 10 years.

The management team evaluates sectors of the bond market and individual securities within these sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds. Securities are purchased for the fund when the management team believes that they have the potential for above-average total return. The fund measures its performance against the benchmark.

The fund invests primarily in dollar-denominated investment grade bonds, but may invest up to 20% of its assets in any combination of non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers. The fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.

Non-investment grade bonds acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a

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IMPORTANT DEFINITIONS

High Yield Bonds: Sometimes referred to as “junk bonds”, these are debt securities which are rated less than investment grade (below the fourth highest rating of the major rating agencies). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low rated issuer.

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Lehman Brothers Intermediate Government/Credit Index: An unmanaged index comprised of U.S. Government securities or investment grade credit securities from the more comprehensive Lehman Brothers U.S. Aggregate Index. This index concentrates on intermediate maturity bonds and thus excludes all maturities from the broader index that are 10 years or greater.

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

specific price on or before a specific date. A future is an agreement to buy or sell instruments of those types at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made.

Key Risks

While the management team chooses bonds it believes can provide above-average total returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money.

Two of the main risks of investing in the fund are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the fund. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments.

The fund makes investments in residential and commercial mortgage-backed securities and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally

3

be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. The fund’s investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

The fund may invest up to 20% of its assets in any combination of non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers. Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security’s value will be hurt by changes in non-dollar and non-U.S. political or social conditions, including changes in policies restricting non-U.S. investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, a portfolio of non-dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

In addition, political and economic structures in emerging market countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past, and may do so again in the future, as a result of economic and political turmoil in many of these countries.

Non-investment grade securities carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. These companies are often young and growing and have a lot of debt. High yield

4

securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. In addition, other creditors of a high yield issuer may have the right to be paid before the high yield bond holder.

During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. They may not have enough cash to make their principal and interest payments. An economic downturn could also hurt the market for lower-rated securities and the fund.

The market for high yield bonds is not as liquid as the markets for higher rated securities. This means that it may be harder to buy and sell high yield bonds, especially on short notice. The market could also be hurt by legal or tax changes.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short period of time. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes, market price fluctuations and general market liquidity than other securities.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may

5

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Processing Fees: Fees that are paid to service organizations that provide processing and administrative services for shareholder accounts.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage. The fund will also have to pay interest on its borrowings, reducing the fund’s return. This interest expense may be greater than the fund’s return on the underlying investment.

Higher than normal portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold Service Shares of the fund. The table may not reflect expenses of the fund after June 20, 2005.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

Advisory fees		.50%
Other expenses[1]		.77%
Service fees	.15%
Processing fees	.15%
Other	.47%
Total annual fund operating expenses		1.27%
Fee waivers and expense reimbursements*		.42%
Net expenses*		.85%
*	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit fund expenses to .85% (excluding interest expense) of average daily net assets until June 20, 2005. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management” section for a discussion of these waivers and reimbursements.
[1]	The fund is newly organized and, accordingly, “Other Expenses” are based on estimated amounts for the current year.

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Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Service Shares	$87	$361

Fund Management

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Keith Anderson, Managing Director of BFM since 1988 and Scott Amero, Managing Director of BFM since 1990. Keith Anderson and Scott Amero have been portfolio managers since the fund’s inception.

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BlackRock

Inflation Protected Bond Portfolio

IMPORTANT DEFINITIONS

Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Collateralized Mortgage Obligations (CMO): Bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Commercial Mortgage-Backed Securities (CMBS): Bonds that are backed by a mortgage loan or pool of loans secured by commercial property, not residential mortgages.

Duration: A mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

High Yield Bonds: Sometimes referred to as “junk bonds”, these are debt securities which are rated less than investment grade (below the fourth highest rating of the major rating agencies). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low rated issuer.

Investment Goal

The fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.

Primary Investment Strategies

In pursuit of this goal, the fund normally invests at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The fund maintains an average portfolio duration that is within ±20% of the duration of the Lehman Global Real: U.S. TIPS Index (the benchmark).

The fund may invest up to 20% of it assets in non-investment grade bonds (high yield or junk bonds) or securities of emerging market issuers. The fund may also invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and may invest without limit in U.S. dollar denominated securities of non-U.S. issuers. The fund is non-diversifed, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The fund may also purchase: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, investment grade corporate bonds and asset-backed securities. Securities are purchased for the fund when the management team believes that they have the potential for above-average real return. The fund measures its performance against the benchmark.

Non-investment grade bonds acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

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IMPORTANT DEFINITIONS

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Lehman Global Real: U.S. TIPS Index: An unmanaged index consisting of the U.S. Treasury Inflation Protected Securities market. Performance information for the index prior to October 1997 is based on the performance information of the Lehman Inflation Notes Index.

Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its real return potential.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell instruments of those types at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made.

Key Risks

While the management team chooses bonds it believes can provide above-average real returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money. The principal value of your investment is not protected or otherwise guaranteed by virtue of the fund’s investments in inflation-indexed bonds.

Two of the main risks of investing in the fund are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the fund. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments.

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and

9

consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the fund’s gross income. Due to original issue discount, the fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

The fund makes investments in residential and commercial mortgage-backed securities and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. The fund’s investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

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The fund may invest in non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers. Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security’s value will be hurt by changes in non-dollar and non-U.S. political or social conditions, including changes in policies restricting non-U.S. investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, a portfolio of non-dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

In addition, political and economic structures in emerging market countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past, and may do so again in the future, as a result of economic and political turmoil in many of these countries.

Non-investment grade securities carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. These companies are often young and growing and have a lot of debt. High yield securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. In addition, other creditors of a high yield issuer may have the right to be paid before the high yield bond holder.

During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. They may not have enough cash to make their principal and interest payments. An economic downturn could also hurt the market for lower-rated securities and the fund.

The market for high yield bonds is not as liquid as the markets for higher rated securities. This means that it may be harder to buy

11

and sell high yield bonds, especially on short notice. The market could also be hurt by legal or tax changes.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short period of time. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes, market price fluctuations and general market liquidity than other securities.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage. The fund will also have to pay interest on its borrowings, reducing the fund’s return. This interest expense may be greater than the fund’s return on the underlying investment.

Higher than normal portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the

12

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Processing Fees: Fees that are paid to service organizations that provide processing and administrative services for shareholder accounts.

Service Fees: Fees that are paid to service organizations that provide personal services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Company.

same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

The fund is a non-diversified portfolio under the Investment Company Act, which means that fund performance is more dependent on the performance of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the fund more than it would a diversified fund’s.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold Service Shares of the fund. The table may not reflect expenses of the fund after June 20, 2005.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

Advisory fees		.40%
Other expenses[1]		.67%
Service fees	.15%
Processing fees	.15%
Other	.37%
Total annual fund operating expenses		1.07%
Fee waivers and expense reimbursements*		.32%
Net expenses*		.75%
*	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit fund expenses to .75% (excluding interest expense) of average daily net assets until June 20, 2005. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management” section for a discussion of these waivers and reimbursements.
[1]	The fund is newly organized and, accordingly, “Other expenses” are based on estimated amounts for the current year.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Service Shares	$77	$309

Fund Management

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the

13

following individuals who have day-to-day responsibility: Todd Kopstein, Managing Director of BFM since 2003, Mark Williams, Managing Director of BFM since 2003 and Stuart Spodek, Managing Director of BFM since 2002. Mr. Kopstein joined BlackRock as an analyst in 1994 and became a portfolio manager specializing in short duration securities in 1998. Mr. Williams joined BlackRock as a Director in 1998. Mr. Spodek joined BlackRock in 1993 as an analyst and subsequently was promoted to portfolio manager. He became a Director in 1999. Todd Kopstein, Mark Williams and Stuart Spodek have been portfolio managers since the fund’s inception.

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About Your Investment

Buying Shares

Service Shares are offered without a sales charge to financial institutions (such as banks and brokerage firms) acting on behalf of their customers, certain persons who were shareholders of the Compass Capital Group of Funds at the time of its combination with The PNC® Fund in 1996 and investors that participate in the Capital DirectionsSM asset allocation program. Service Shares will normally be held by institutions or in the name of nominees of institutions on behalf of their customers. Service Shares are normally purchased through a customer’s account at an institution through procedures established by the institution. In these cases, confirmation of share purchases and redemptions will be sent to the institutions. A customer’s ownership of shares will be recorded by the institution and reflected in the account statements provided by the institutions to their customers. Investors wishing to purchase Service Shares should contact their institutions.

Purchase orders may be placed by calling (800) 441-7450.

What Price Per Share Will You Pay?

The price of mutual fund shares generally changes every business day. A mutual fund is a pool of investors’ money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $50 million and has 5 million shares outstanding, the net asset value (NAV) per share is $10.

Purchase orders received by the close of regular trading on the New York Stock Exchange (NYSE) (currently 4 p.m. (Eastern time)) on each day the NYSE is open will be priced based on the NAV calculated at the close of trading on that day. NAV is calculated separately for each class of shares of each fund at 4 p.m. (Eastern time) each day the NYSE is open.

Shares will not be priced on days the NYSE is closed. Purchase orders received after the close of trading will be priced based on the next calculation of NAV. Non-U.S. securities and certain other securities held by a fund may trade on days when the NYSE is closed. In these cases, net asset value of shares may change when fund shares cannot be bought or sold.

Since the NAV changes daily, the price of your shares depends on the time that your order is received.

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Each fund’s assets are valued primarily on the basis of market quotations. Certain short-term debt securities are valued on the basis of amortized cost. When a determination is made that market quotations are not readily available, including when a particular security does not trade regularly or has had its trading halted or there has been a significant subsequent event, each fund values the affected securities at fair value as determined by BlackRock under the direction of the Company’s Board of Trustees. For example, in valuing a security that trades principally on a foreign market, a fund uses the most recent closing market price from the market on which the security principally trades, unless because of a significant event subsequent to the market close such closing market price, in BlackRock’s judgment, does not represent the current market value of the security. Because significant events could affect the value of a foreign security between the close of the foreign market where the security is principally traded and the time the fund calculates its NAV, such closing price may not be reflective of current market conditions. Therefore, a fund may adjust the closing market price of a foreign security as a result of a significant subsequent event to reflect what it believes to be the fair value of the security as of the time the fund calculates its NAV. Fair value represents a good faith approximation of the value of a security. A security’s valuation may differ depending on the method used for determining value.

Paying for Shares

Payment for Service Shares must normally be made in Federal funds or other funds immediately available by 4 p.m. (Eastern time) on the first business day following receipt of the order. Payment may also, at the discretion of the Company, be made in the form of securities that are permissible investments for the respective fund.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Company, to obtain, verify and record information that identifies each person who opens an account. When opening an account, you will be asked for your name, address, date of birth and other information that will allow the Company to identify you. The Company may also ask to see other identifying documents such as a driver’s license (for individuals) or Articles of Incorporation or other formation documents (for institutions). The Company may use a third party to obtain and verify this information. The Company may not be able to establish an account if you do not provide the necessary information.

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How Much is the Minimum Investment?

The minimum investment for the initial purchase of Service Shares is $5,000; however, institutions may set a higher minimum for their customers. There is no minimum requirement for later investments. The Company does not accept third party checks as payment for shares.

The Company may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements and suspend and resume the sale of any share class of any fund at any time.

Distribution and Service Plan

The Company has adopted a plan (the Plan) that allows the Company to pay distribution fees for the sale of its shares under Rule 12b-1 of the Investment Company Act and shareholder servicing and processing fees for certain services provided to its shareholders. The Company does not make distribution payments under the Plan with respect to Service Shares.

Under the Plan, the Company pays shareholder servicing and shareholder processing fees to BlackRock in return for certain support services for Service shareholders. BlackRock may enter into arrangements with brokers, dealers, financial institutions and industry professionals (Service Organizations) (including PNC Bank and its affiliates) whereby the Service Organizations will provide the support services to their customers who own Service Shares in return for these fees. The Company may pay a shareholder servicing fee of up to .15% per year of the average daily net asset value of Service Shares of a fund. All Service Shares pay this shareholder servicing fee.

In return for the shareholder servicing fee, Service Organizations (including BlackRock) may provide one or more of the following services to their customers who own Service Shares:

(1)	Responding to customer questions on the services performed by the Service Organization and investments in Service Shares;
(2)	Assisting customers in choosing and changing dividend options, account designations and addresses; and
(3)	Providing other similar shareholder liaison services.

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For a separate shareholder processing fee paid by all Service Shares of up to .15% per year of the average daily net asset value of Service Shares of a fund, Service Organizations (including BlackRock) may provide one or more of these additional services:

(1)	Processing purchase and redemption requests from customers and placing orders with the Company’s Distributor;
(2)	Processing dividend payments from the Company on behalf of customers;
(3)	Providing sub-accounting for Service Shares beneficially owned by customers or the information necessary for sub-accounting; and
(4)	Providing other similar services.

Although BlackRock pays these shareholder servicing and shareholder processing fees to Service Organizations whose customers own Service Shares, BlackRock may retain a portion of the shareholders servicing fees and a significant portion of the shareholder processing fees in return for providing services.

The shareholder servicing fees and shareholder processing fees payable pursuant to the Plan are fees payable for the administration and servicing of shareholder accounts and not costs which are primarily intended to result in the sale of a fund’s shares.

Because the fees paid by the Company under the Plan are paid out of Company assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the funds). BlackRock, the Distributor and their affiliates may pay affiliated and unaffiliated Service Organizations compensation for the sale and distribution of shares of the funds or for services to the funds and shareholders. These payments (Additional Payments) would be in addition to the payments by the funds described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. Additional Payments generally are made available to all qualified Service

18

Organizations when they are in effect, subject to applicable NASD regulations. The aggregate amount of Additional Payments may be substantial. For more information on Additional Payments, see the SAI.

For more information on the Plan, including a complete list of services provided thereunder, see the SAI.

Selling Shares

Customers of institutions may redeem Service Shares in accordance with the procedures applicable to their accounts with the institutions. These procedures will vary according to the type of account and the institution involved and customers should consult their account managers in this regard. Institutions are responsible for transmitting redemption orders and crediting their customers’ accounts with redemption proceeds on a timely basis.

Institutions may place redemption orders by telephoning (800) 441-7450. Shares are redeemed at the NAV per share next determined after receipt of the redemption order minus any applicable redemption/exchange fee. See “Market Timing and Redemption/Exchange Fees” below. The Company, the administrators and the distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Company and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received before 4 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming institution on the next business day, provided that the funds’ custodian is also open for business. Payment for redemption orders received after 4 p.m. (Eastern time) or on a day when the funds’ custodian is closed is normally wired in Federal funds on the next business day following redemption on which the funds’ custodian is open for business. The Company reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgement of the Company, an earlier payment could adversely affect a fund. No charge for wiring redemption payments is imposed by the Company, although institutions may charge their customer accounts for redemption services. Information relating to such redemption services and charges, if any, should be obtained by customers from their institutions.

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Persons who were shareholders of the Compass Capital Group of Funds at the time of its combination with The PNC® Fund may redeem for cash some or all of their shares of a fund at any time by sending a written redemption request in proper form to BlackRock Funds at 100 Bellevue Parkway, Mail Stop WR-R100-04-07, Wilmington, DE 19809. They may also redeem shares by telephone if they have signed up for the expedited redemption privilege. During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to BlackRock Funds at 100 Bellevue Parkway, Mail Stop WR-R100-04-07, Wilmington, DE 19809.

The Company is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. The Company does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the shareholder’s bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to BlackRock Funds at 100 Bellevue Parkway, Mail Stop WR-R100-04-07, Wilmington, DE 19809.

The Company may refuse a telephone redemption request if it believes it is advisable to do so.

Persons who were shareholders of an investment portfolio of the Compass Capital Group of Funds at the time of the portfolio combination with The PNC® Fund may also purchase and redeem Service Shares of the same fund and for the same account in which they held shares on that date through the procedures described in this section.

Market Timing and Redemption / Exchange Fees

The interests of long-term shareholders and the Company’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations—also known as “market timing.” The funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales exchanges. Excessive purchase and sale activity may interfere with portfolio management, increase expenses and may have an adverse effect on all shareholders. If the Company believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it reserves the right to reject any specific purchase or

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exchange order. If the Company rejects your purchase or exchange order, you will not be able to execute that transaction, and the Company will not be responsible for any losses you therefore may suffer. In addition, any redemptions or exchanges that you make (as a result of the activity described above or otherwise) will be subject to any and all redemption/exchange fees, as described below. For transactions placed directly with the Company, the Company may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Company. Certain accounts, however, include multiple investors and such accounts typically provide the Company with a net purchase or redemption request on any given day where purchases and redemptions of shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Company. While the Company monitors for market timing activity, the Company may be unable to identify such activities because the netting effect often makes it more difficult to locate and eliminate market timers from the funds. Identification of market timers may also be limited by operational systems and technical limitations.

Each of the High Yield Bond and International Bond Portfolios will automatically assess and retain a fee of 2% of the current NAV, after excluding the effect of any contingent deferred sales charges, of shares being redeemed within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). Each of the equity funds of the Company will automatically assess and retain a fee of 2% of the current NAV, after excluding the effect of any contingent deferred sales charges, of shares being redeemed within 90 days of acquisition (other than those acquired through reinvestment of dividends or other distributions).

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The redemption/exchange fee is for the benefit of the remaining shareholders of a fund and is intended to encourage long-term investment, to compensate for transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The “first-in, first-out” method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. The redemption/exchange fee will not be assessed on redemptions or exchanges by (i) accounts managed by PNC Advisors, (ii) certain 401(k) plans, bank or trust company accounts, asset allocation programs or wrap programs approved by the Company, (iii) accounts of certain financial institutions or intermediaries that are unable for administrative reasons to apply the redemption/exchange fee to underlying shareholders, (iv) accounts in the event of shareholder death or disability and (v) certain other accounts in the absolute discretion of the Company when a shareholder can demonstrate hardship. The Company reserves the right to modify or eliminate these waivers at any time.

The Company's Rights

The Company may:

■	Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions, described in the Investment Company Act,
■	Postpone date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or as described in the third paragraph in the section “Selling Shares” above,
■	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level, as described below, and
■	Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act.

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IMPORTANT DEFINITIONS

Adviser: The adviser of a mutual fund is responsible for the overall investment management of the fund. The adviser for BlackRock Funds is BlackRock Advisors, Inc.

Sub-Adviser: The sub-adviser of a fund is responsible for its day-to-day management and will generally make all buy and sell decisions. Sub-advisers also provide research and credit analysis. The sub-adviser for the funds is BlackRock Financial Management, Inc.

Accounts with Low Balances

The Company may redeem a shareholder’s account in any fund at any time if the net asset value of the account in such fund falls below $5,000 as the result of a redemption. The shareholder will be notified in writing that the value of the account is less than the required amount and the shareholder will be allowed 30 days to make additional investments before the redemption is processed. If a customer has agreed with an institution to maintain a minimum balance in his or her account, and the balance in the account falls below the minimum, the customer may be obligated to redeem all or part of his or her shares in the fund to the extent necessary to maintain the minimum balance required.

Statements

Every shareholder automatically receives regular account statements. In addition, for tax purposes, shareholders also receive a yearly statement describing the characteristics of any dividends or other distributions received.

Management

BlackRock Funds’ adviser is BlackRock Advisors, Inc. (BlackRock). BlackRock was organized in 1994 to perform advisory services for investment companies and is located at 100 Bellevue Parkway, Wilmington, DE 19809. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $320.7 billion of assets under management as of March 31, 2004. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc., one of the largest diversified financial services companies in the United States. BlackRock Financial Management, Inc. (BFM), an affiliate of BlackRock located at 40 E. 52nd Street, New York, NY 10022, acts as sub-adviser to the funds.

For their investment advisory and sub-advisory services, BlackRock and BFM, as applicable, are entitled to fees computed daily on a fund-by-fund basis and payable monthly.

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The maximum annual advisory fees that can be paid to BlackRock (as a percentage of average daily net assets) are as follows:

Total Annual Advisory Fee (Before Waivers)

	Intermediate PLUS	Inflation Protected

AVG DAILY NET ASSETS	INVESTMENT ADVISORY FEE	INVESTMENT ADVISORY FEE
First $1 billion	.500%	.400%
$1 billion-$2 billion	.450%	.375%
$2-billion-$3 billion	.425%	.350%
greater than $3 billion	.400%	.325%

Information about the portfolio manager for each of the funds is presented in the appropriate fund section.

As discussed above, BlackRock has agreed contractually to cap net expenses (excluding interest expense, taxes, brokerage commissions and extraordinary expenses, if any) of each share class of each fund at the levels shown in each fund’s expense table.

To achieve this cap, BlackRock and the Company have entered into an expense limitation agreement. The agreement sets a limit on certain of the operating expenses of each class of shares through June 20, 2005 and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit.

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the fund of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the fund’s investment adviser or administrator and (3) the Board of Trustees of the Company has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

Dividends and Distributions

Black Rock Funds makes two kinds of distributions to shareholders: net investment income and net realized capital gains.

dividends and net capital gains.

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Distributions of net investment income derived by a fund are paid within 10 days after the end of each month. The Company’s Board of Trustees may change the timing of such dividend payments.

Net realized capital gains (including net short-term capital gains), if any, will be distributed by a fund at least annually at a date determined by the Company’s Board of Trustees.

Your distributions will be reinvested at net asset value in new shares of the same class of the fund unless you instruct PFPC Inc. in writing to pay them in cash. There are no sales charges on these reinvestments.

Taxation of Distributions

Distributions paid out of a fund’s “net capital gain” will be taxed to shareholders as long-term capital gain, regardless of how long a shareholder has owned shares. Distributions of net investment income, other than exempt-interest dividends, and net short-term capital gains, will generally be taxed to shareholders as ordinary income. However, individual shareholders who satisfy certain holding period requirements and other requirements are taxed on such dividends at long-term capital gain rates to the extent the dividends are attributable to “qualified dividend income” received by the fund. “Qualified dividend income” generally consists of dividends received from U.S. corporations (other than dividends from tax exempt organizations and certain dividends from real estate investment trusts and regulated investment companies) and certain foreign corporations.

Dividends paid with respect to interest on securities issued by the U.S. Government and its agencies may also be exempt from some types of state and local taxes.

Your annual tax statement from the Company will present in detail the tax status of your distributions for each year.

If more than half of the total asset value of a fund is invested in non-U.S. securities, the fund may elect to “pass through” to its shareholders the amount of non-U.S. income taxes paid by it. In such case, you would be required to include your proportionate share of such taxes in your income and may be entitled to deduct or credit such taxes when computing your taxable income.

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Because every investor has an individual tax situation, and also because the tax laws are subject to periodic changes, you should always consult your tax professional about federal, state and local tax consequences of owning shares of the Company.

Important Notice Regarding Delivery of Shareholder Documents

The funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the BlackRock Funds at (800) 441-7450.

Electronic Access to Shareholder Documents

Electronic copies of most financial reports and prospectuses are now available on the BlackRock website. Shareholders can receive e-mail notifications that the Company’s annual and semi-annual reports and prospectuses have been posted on the Company’s website on the Internet if they enroll in the Company’s electronic access program.

To enroll:

Shareholders Who Hold Accounts With Investment Advisers, Banks or Brokerages:

1)  Have your enrollment number ready. If you do not have one, please contact your financial adviser.

2)  Log on to www.investordelivery.com.

3)  Enter your assigned enrollment number plus the four-digit personal identification number (PIN) of your choice. The PIN should be the same for all accounts using the same e-mail address, and will be required if you decide to change your delivery preference. Note: If you have additional BlackRock Fund shares in more than one account, you may receive additional copies of this notice with a separate enrollment number for each account. In that case, provide the information that applies to each enrollment number. If you have any questions, please contact your financial adviser.

Shareholders Who Hold Accounts Directly With the Fund:

1)  Log on to http://funds.blackrock.com.

2)  Click on Electronic Delivery icon on either side of your screen.

3)  Complete the on-line form by entering your social security number, e-mail address and by selecting your electronic delivery preference.

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For more information

This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the BlackRock Funds is available free, upon request, including:

Annual/Semi-Annual Reports

These reports contain additional information about each of the fund’s investments. The annual report describes the funds’ performance, lists portfolio holdings, and discusses recent market conditions, economic trends and fund investment strategies that significantly affected the funds’ performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated June 20, 2004, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the BlackRock Funds, may be obtained free of charge, along with the Company’s annual and semi-annual reports, by calling (800) 441-7450. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

Shareholder Account Service Representatives

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:30 a.m. to 5:30 p.m. (Eastern time), Monday-Friday. Call: (800) 441-7450.

Purchases and Redemptions

Call your registered representative or (800) 441-7450.

World Wide Web

Access general fund information and specific fund performance. Request mutual fund prospectuses and literature. Forward mutual fund inquiries. www.blackrock.com

Written Correspondence

BlackRock Funds

100 Bellevue Parkway

Mail Stop WR-R100-04-07

Wilmington, DE 19809

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 9 a.m. to 6 p.m. (Eastern time), Monday - Friday. Call: (888) 825-2257

Portfolio Characteristics and Holdings

For additional information, as well as more current information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (888)-825-2257.

Securities and Exchange Commission (SEC)

You may also view and copy public information about the BlackRock Funds, including the SAI, by visiting the EDGAR database on the SEC Web site (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at (202) 942-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

INVESTMENT COMPANY ACT FILE NO. 811-05742

EIUMSRVCPROS 2/04

FIXED INCOME	LIQUIDITY	EQUITIES	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Funds

Intermediate PLUS Bond Portfolio

Inflation Protected Bond Portfolio

BlackRock Shares

Prospectus

June 20, 2004

BlackRock FundsSM is a mutual fund family with 46 investment portfolios, 2 of which are described in this prospectus.

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of

How to Find the

Information You Need

About BlackRock Funds

This is the BlackRock Intermediate PLUS Bond Portfolio and the BlackRock Inflation Protected Bond Portfolio (BlackRock Shares) Prospectus. It has been written to provide you with the information you need to make an informed decision about whether to invest in BlackRock Funds (the Company).

This Prospectus contains information on 2 of the BlackRock Bond funds. The Prospectus has been organized so that each fund has its own short section. Simply turn to the section for any particular fund to read about important fund facts. Also included are sections that tell you about buying and selling shares, certain fees and expenses, shareholder features of the funds and your rights as a shareholder. These sections apply to both the funds.

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BlackRock

Intermediate PLUS Bond Portfolio

IMPORTANT DEFINITIONS

Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Collateralized Mortgage Obligations (CMO): Bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Commercial Mortgage-Backed Securities (CMBS): Bonds that are backed by a mortgage loan or pool of loans secured by commercial property, not residential mortgages.

Dollar-Weighted Average Maturity: The average maturity of the fund is the average amount of time until the organizations that issued the debt securities in the fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in the fund, the more weight it gets in calculating this average.

Duration: A mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

Investment Goal

The fund seeks to maximize total return, consistent with income generation and prudent investment management.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in bonds and maintains an average portfolio duration that is within ±20% of the duration of the Lehman Brothers Intermediate Government/Credit Index (the benchmark). The fund normally invests at least 80% of its assets in bonds. The fund’s dollar-weighted average maturity will be between 3 and 10 years.

The management team evaluates sectors of the bond market and individual securities within these sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds. Securities are purchased for the fund when the management team believes that they have the potential for above-average total return. The fund measures its performance against the benchmark.

The fund invests primarily in dollar-denominated investment grade bonds, but may invest up to 20% of its assets in any combination of non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers. The fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.

Non-investment grade bonds acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a

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IMPORTANT DEFINITIONS

High Yield Bonds: Sometimes referred to as “junk bonds”, these are debt securities which are rated less than investment grade (below the fourth highest rating of the major rating agencies). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low rated issuer.

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Lehman Brothers Intermediate Government/Credit Index: An unmanaged index comprised of U.S. Government securities or investment grade credit securities from the more comprehensive Lehman Brothers U.S. Aggregate Index. This index concentrates on intermediate maturity bonds and thus excludes all maturities from the broader index that are 10 years or greater.

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

specific price on or before a specific date. A future is an agreement to buy or sell instruments of those types at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made.

Key Risks

While the management team chooses bonds it believes can provide above-average total returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money.

Two of the main risks of investing in the fund are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the fund. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments.

The fund makes investments in residential and commercial mortgage-backed securities and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally

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be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. The fund’s investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

The fund may invest up to 20% of its assets in any combination of non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers. Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security’s value will be hurt by changes in non-dollar and non-U.S. political or social conditions, including changes in policies restricting non-U.S. investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, a portfolio of non-dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

In addition, political and economic structures in emerging market countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past, and may do so again in the future, as a result of economic and political turmoil in many of these countries.

Non-investment grade securities carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. These companies are often young and growing and have a lot of debt. High yield

4

securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. In addition, other creditors of a high yield issuer may have the right to be paid before the high yield bond holder.

During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. They may not have enough cash to make their principal and interest payments. An economic downturn could also hurt the market for lower-rated securities and the fund.

The market for high yield bonds is not as liquid as the markets for higher rated securities. This means that it may be harder to buy and sell high yield bonds, especially on short notice. The market could also be hurt by legal or tax changes.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short period of time. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes, market price fluctuations and general market liquidity than other securities.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the

5

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

fund or otherwise cover the transactions. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage. The fund will also have to pay interest on its borrowings, reducing the fund’s return. This interest expense may be greater than the fund’s return on the underlying investment.

Higher than normal portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold BlackRock Shares of the fund. The table may not reflect expenses of the fund after June 20, 2005.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

Advisory fees	.50%
Other expenses[1]	.35%
Total annual fund operating expenses	.85%
Fee waivers and expense reimbursements*	.45%
Net expenses*	.40%

*	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit fund expenses to .40% (excluding interest expense) of average daily net assets until June 20, 2005. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management” section for a discussion of these waivers and reimbursements.
[1]	The fund is newly organized and, accordingly, “Other Expenses” are based on estimated amounts for the current year.

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Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
BlackRock Shares	$41	$226

Fund Management

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Keith Anderson, Managing Director of BFM since 1988 and Scott Amero, Managing Director of BFM since 1990. Keith Anderson and Scott Amero have been portfolio managers since the fund’s inception.

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BlackRock

Inflation Protected Bond Portfolio

IMPORTANT DEFINITIONS

Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Collateralized Mortgage Obligations (CMO): Bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Commercial Mortgage-Backed Securities (CMBS): Bonds that are backed by a mortgage loan or pool of loans secured by commercial property, not residential mortgages.

Duration: A mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

High Yield Bonds: Sometimes referred to as “junk bonds”, these are debt securities which are rated less than investment grade (below the fourth highest rating of the major rating agencies). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low rated issuer.

Investment Goal

The fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.

Primary Investment Strategies

In pursuit of this goal, the fund normally invests at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The fund maintains an average portfolio duration that is within ±20% of the duration of the Lehman Global Real: U.S. TIPS Index (the benchmark).

The fund may invest up to 20% of it assets in non-investment grade bonds (high yield or junk bonds) or securities of emerging market issuers. The fund may also invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and may invest without limit in U.S. dollar denominated securities of non-U.S. issuers. The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The fund may also purchase: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, investment grade corporate bonds and asset-backed securities. Securities are purchased for the fund when the management team believes that they have the potential for above-average real return. The fund measures its performance against the benchmark.

Non-investment grade bonds acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

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IMPORTANT DEFINITIONS

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Lehman Global Real: U.S. TIPS Index: An unmanaged index consisting of the U.S. Treasury Inflation Protected Securities market. Performance information for the index prior to October 1997 is based on the performance information of the Lehman Inflation Notes Index.

Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its real return potential.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell instruments of those types at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made.

Key Risks

While the management team chooses bonds it believes can provide above-average real returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money. The principal value of your investment is not protected or otherwise guaranteed by virtue of the fund’s investments in inflation-indexed bonds.

Two of the main risks of investing in the fund are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the fund. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments.

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and

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consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the fund’s gross income. Due to original issue discount, the fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

The fund makes investments in residential and commercial mortgage-backed securities and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. The fund’s investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

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The fund may invest in non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers. Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security’s value will be hurt by changes in non-dollar and non-U.S. political or social conditions, including changes in policies restricting non-U.S. investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, a portfolio of non-dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

In addition, political and economic structures in emerging market countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past, and may do so again in the future, as a result of economic and political turmoil in many of these countries.

Non-investment grade securities carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. These companies are often young and growing and have a lot of debt. High yield securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. In addition, other creditors of a high yield issuer may have the right to be paid before the high yield bond holder.

During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. They may not have enough cash to make their principal and interest payments. An economic downturn could also hurt the market for lower-rated securities and the fund.

The market for high yield bonds is not as liquid as the markets for higher rated securities. This means that it may be harder to buy and sell high yield bonds, especially on short notice. The market could also be hurt by legal or tax changes.

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Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short period of time. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes, market price fluctuations and general market liquidity than other securities.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage. The fund will also have to pay interest on its borrowings, reducing the fund’s return. This interest expense may be greater than the fund’s return on the underlying investment.

Higher than normal portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

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IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

The fund is a non-diversified portfolio under the Investment Company Act, which means that fund performance is more dependent on the performance of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the fund more than it would a diversified fund’s.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold BlackRock Shares of the fund. The table may not reflect expenses of the fund after June 20, 2005.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

Advisory fees	.40%
Other expenses[1]	.25%
Total annual fund operating expenses	.65%
Fee waivers and expense reimbursements*	.35%
Net expenses*	.30%
*	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit fund expenses to .30% (excluding interest expense) of average daily net assets until June 20, 2005. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management” section for a discussion of these waivers and reimbursements.
[1]	The fund is newly organized and, accordingly, “Other Expenses” are based on estimated amounts for the current year.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
BlackRock Shares	$31	$173

Fund Management

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Todd Kopstein, Managing Director of BFM since 2003, Mark Williams, Managing Director of BFM since 2003 and Stuart Spodek, Managing Director of BFM since 2002. Mr. Kopstein joined BlackRock as an analyst in 1994 and became a portfolio manager specializing in short duration securities in 1998. Mr. Williams joined BlackRock as a Director in 1998. Mr. Spodek joined BlackRock in 1993 as an analyst and subsequently was promoted to portfolio manager. He became a Director in 1999. Todd Kopstein, Mark Williams and Stuart Spodek have been portfolio managers since the fund’s inception.

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About Your Investment

Buying Shares

BlackRock Shares are offered without a sales charge to institutional investors, registered investment advisers and certain fee-based programs.

BlackRock, the Company’s Distributor and their affiliates are permitted to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the funds). BlackRock, the Distributor and their affiliates may pay affiliated and unaffiliated brokers, dealers, financial institutions and industry professionals (Service Organizations) compensation for the sale and distribution of shares of the funds or for services to the funds and shareholders. These payments (Additional Payments) would be in addition to the payments by the funds described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. Additional Payments generally are made available to all qualified Service Organizations when they are in effect, subject to applicable NASD regulations. The aggregate amount of Additional Payments may be substantial. For more information on Additional Payments, see the SAI.

Purchase orders may be placed by calling (800) 441-7450.

What Price Per Share Will You Pay?

The price of mutual fund shares generally changes every business day. A mutual fund is a pool of investors’ money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $50 million and has 5 million shares outstanding, the net asset value (NAV) per share is $10.

Purchase orders received before the close of regular trading on the New York Stock Exchange (NYSE) (currently 4 p.m. (Eastern time)) on each day the NYSE is open will be priced based on the NAV calculated at the close of trading on that day. NAV is calculated separately for each class of shares of each fund at 4 p.m. (Eastern time) each day the NYSE is open. Shares will not be priced on days the NYSE is closed. Purchase orders received after the close of trading will be priced based on the next calculation of NAV. Non-U.S. securities and certain other securities held by a fund may trade on days when the NYSE is closed. In these cases, net asset value of shares may change when fund shares cannot be bought or sold.

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Since the NAV changes daily, the price of your shares depends on the time that your order is received.

Each fund’s assets are valued primarily on the basis of market quotations. Certain short-term debt securities are valued on the basis of amortized cost. When a determination is made that market quotations are not readily available, including when a particular security does not trade regularly or has had its trading halted or there has been a significant subsequent event, each fund values the affected securities at fair value as determined by BlackRock under the direction of the Company’s Board of Trustees. For example, in valuing a security that trades principally on a foreign market, a fund uses the most recent closing market price from the market on which the security principally trades, unless because of a significant event subsequent to the market close such closing market price, in BlackRock’s judgment, does not represent the current market value of the security. Because significant events could affect the value of a foreign security between the close of the foreign market where the security is principally traded and the time the fund calculates its NAV, such closing price may not be reflective of current market conditions. Therefore, a fund may adjust the closing market price of a foreign security as a result of a significant subsequent event to reflect what it believes to be the fair value of the security as of the time the fund calculates its NAV. Fair value represents a good faith approximation of the value of a security. A security’s valuation may differ depending on the method used for determining value.

Paying for Shares

Payment for BlackRock Shares must normally be made in Federal funds or other funds immediately available by 4 p.m. (Eastern time) on the first business day following receipt of the order. Payment may also, at the discretion of the Company, be made in the form of securities that are permissible investments for the respective fund.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Company, to obtain, verify and record information that identifies each person who opens an account. When opening an account, you will be asked for your name, address, date of birth and other information that will allow the Company to identify you. The Company may also ask to see other identifying documents such as a driver’s license (for individuals) or Articles of Incorporation or other formation documents (for institutions).

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The Company may use a third party to obtain and verify this information. The Company may not be able to establish an account if you do not provide the necessary information.

How Much is the Minimum Investment?

The minimum investment for the initial purchase of BlackRock Shares is generally $5,000,000. The minimum initial investment for registered investment advisers is $250,000, and there is no minimum initial investment requirement for fee-based programs with an annual fee of at least .50%. There is no minimum requirement for later investments. The Company does not accept third party checks as payment for shares.

The Company may permit a lower initial investment for certain investors if their purchase, combined with purchases by other investors received together by the Company, meets the minimum investment requirement. The Company may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements and suspend and resume the sale of any share class of any fund at any time.

Selling Shares

Shareholders may place redemption orders by telephoning (800) 441-7450. Shares are redeemed at the NAV per share next determined after receipt of the redemption order, minus any applicable redemption/exchange fee. See “Market Timing and Redemption/Exchange Fees” below. The Company, the administrators and the distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. Payment for redeemed shares for which a redemption order is received before 4 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the funds’ custodian is also open for business. Payment for redemption orders received after 4 p.m. (Eastern time) or on a day when the funds’ custodian is closed is normally wired in Federal funds on the next business day following redemption on which the funds’ custodian is open for business. The Company reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgement of the Company, an earlier payment could adversely affect a fund. No charge for wiring redemption payments is imposed by the Company.

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During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to BlackRock Funds at 100 Bellevue Parkway, Mail Stop WR-R100-04-07, Wilmington, DE 19809.

The Company may refuse a telephone redemption request if it believes it is advisable to do so.

Market Timing and Redemption/Exchange Fees

The interests of long-term shareholders and the Company’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations—also known as “market timing.” The funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales exchanges. Excessive purchase and sale activity may interfere with portfolio management, increase expenses and may have an adverse effect on all shareholders. If the Company believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it reserves the right to reject any specific purchase or exchange order. If the Company rejects your purchase or exchange order, you will not be able to execute that transaction, and the Company will not be responsible for any losses you therefore may suffer. In addition, any redemptions or exchanges that you make (as a result of the activity described above or otherwise) will be subject to any and all redemption/exchange fees, as described below. For transactions placed directly with the Company, the Company may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Company. Certain accounts, however, include multiple investors and such accounts typically provide the Company with a net purchase or redemption request on any given day where purchases and redemptions of shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Company. While the Company monitors for market timing activity, the Company may be unable to identify such activities because the netting effect often makes it more difficult to locate and eliminate market timers from the funds. Identification of market timers may also be limited by operational systems and technical limitations.

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Each of the High Yield Bond and International Bond Portfolios will automatically assess and retain a fee of 2% of the current NAV, after excluding the effect of any contingent deferred sales charges, of shares being redeemed within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). Each of the equity funds of the Company will automatically assess and retain a fee of 2% of the current NAV, after excluding the effect of any contingent deferred sales charges, of shares being redeemed within 90 days of acquisition (other than those acquired through reinvestment of dividends or other distributions).

The redemption/exchange fee is for the benefit of the remaining shareholders of a fund and is intended to encourage long-term investment, to compensate for transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The “first-in, first-out” method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. The redemption/exchange fee will not be assessed on redemptions or exchanges by (i) accounts managed by PNC Advisors, (ii) certain 401(k) plans, bank or trust company accounts, asset allocation programs or wrap programs approved by the Company, (iii) accounts of certain financial institutions or intermediaries that are unable for administrative reasons to apply the redemption/exchange fee to underlying shareholders, (iv) accounts in the event of shareholder death or disability and (v) certain other accounts in the absolute discretion of the Company when a shareholder can demonstrate hardship. The Company reserves the right to modify or eliminate these waivers at any time.

The Company's Rights

The Company may:

■	Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act,
■	Postpone date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act, or as described in the section “Selling Shares” above,
■	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level, as described below, and

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IMPORTANT DEFINITIONS

Adviser: The adviser of a mutual fund is responsible for the overall investment management of the fund. The adviser for BlackRock Funds is BlackRock Advisors, Inc.

Sub-Adviser: The sub-adviser of a fund is responsible for its day-to-day management and will generally make all buy and sell decisions. Sub-advisers also provide research and credit analysis. The sub-adviser for the funds is BlackRock Financial Management, Inc.

■	Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act.

Accounts with Low Balances

The Company may redeem a shareholder’s account in any fund at any time the net asset value of the account in such fund falls below the applicable minimum initial investment as the result of a redemption. The shareholder will be notified in writing that the value of the account is less than the required amount and the shareholder will be allowed 30 days to make additional investments before the redemption is processed.

Statements

Every shareholder automatically receives regular account statements. In addition, for tax purposes, shareholders also receive a yearly statement describing the characteristics of any dividends or other distributions received.

Management

BlackRock Funds’ Adviser is BlackRock Advisors, Inc.  (BlackRock). BlackRock was organized in 1994 to perform advisory services for investment companies and is located at 100 Bellevue Parkway, Wilmington, DE 19809. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $320.7 billion of assets under management as of March 31, 2004. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc., one of the largest diversified financial services companies in the United States. BlackRock Financial Management, Inc. (BFM), an affiliate of BlackRock located at 40 E. 52nd Street, New York, NY 10022, acts as sub-adviser to the funds.

For their investment advisory and sub-advisory services, BlackRock and BFM, as applicable, are entitled to fees computed daily on a fund-by-fund basis and payable monthly.

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The maximum annual advisory fees that can be paid to BlackRock (as a percentage of average daily net assets of each fund) are as follows:

Total Annual Advisory Fee (Before Waivers)

	Intermediate PLUS	Inflation Protected

AVG DAILY NET ASSETS	INVESTMENT ADVISORY FEE	INVESTMENT ADVISORY FEE
First $1 billion	.500%	.400%
$1 billion-$2 billion	.450%	.375%
$2-billion-$3 billion	.425%	.350%
greater than $3 billion	.400%	.325%

Information about the portfolio manager for each of the funds is presented in the appropriate fund section.

As discussed above, BlackRock has agreed contractually to cap net expenses (excluding interest expense, taxes, brokerage commissions and extraordinary expenses, if any) of each share class of each fund at the levels shown in each fund’s expense table.

To achieve this cap, BlackRock and the Company have entered into an expense limitation agreement. The agreement sets a limit on certain of the operating expenses of each class of shares through June 20, 2005 and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit.

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the fund of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the fund’s investment adviser or administrator and (3) the Board of Trustees of the Company has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

Dividends and Distributions

BlackRock Funds makes two kinds of distributions to shareholders: net investment income and net realized capital gains.

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Distributions of net investment income derived by the fund are paid within 10 days after the end of each month. The Company’s Board of Trustees may change the timing of such dividend payments.

Net realized capital gains (including net short-term capital gains), if any, will be distributed by the fund at least annually at a date determined by the Company’s Board of Trustees.

Your distributions will be reinvested at net asset value in new shares of the same class of the fund unless you instruct PFPC, Inc. in writing to pay them in cash. There are no sales charges on these reinvestments.

Taxation of Distributions

Distributions paid out of a fund’s “net capital gain” will be taxed to shareholders as long-term capital gain, regardless of how long a shareholder has owned shares. Distributions of net investment income, other than exempt-interest dividends, and net short-term capital gains will generally be taxed to shareholders as ordinary income. However, individual shareholders who satisfy certain holding period requirements and other requirements are taxed on such dividends at long-term capital gain rates to the extent the dividends are attributable to “qualified dividend income” received by the fund. “Qualified dividend income” generally consists of dividends received from U.S. corporations (other than dividends from tax exempt organizations and certain dividends from real estate investment trusts and regulated investment companies) and certain foreign corporations.

Dividends paid with respect to interest on securities issued by the U.S. Government and its agencies may also be exempt from some types of state and local taxes.

Your annual tax statement from the Company will present in detail the tax status of your distributions for each year.

If more than half of the total asset value of a fund is invested in non-U.S. securities, the fund may elect to “pass through” to its shareholders the amount of non-U.S. income taxes paid by it. In such case, you would be required to include your proportionate share of such taxes in your income and may be entitled to deduct or credit such taxes when computing your taxable income.

Because every investor has an individual tax situation, and also because the tax laws are subject to periodic changes, you should

21

always consult your tax professional about federal, state and local tax consequences of owning shares of the Company.

Important Notice Regarding Delivery of Shareholder Documents

The funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact BlackRock Funds at (800) 441-7450.

Electronic Access to Shareholder Documents

Electronic copies of most financial reports and prospectuses are now available on the BlackRock website. Shareholders can receive e-mail notifications that the Company’s annual and semi-annual reports and prospectuses have been posted on the Company’s website on the Internet if they enroll in the Company’s electronic access program.

To enroll:

Shareholders Who Hold Accounts With Investment Advisers, Banks or Brokerages:

1)  Have your enrollment number ready. If you do not have one, please contact your financial adviser.

2)  Log on to www.investordelivery.com.

3)  Enter your assigned enrollment number plus the four-digit personal identification number (PIN) of your choice. The PIN should be the same for all accounts using the same e-mail address, and will be required if you decide to change your delivery preference. Note: If you have additional BlackRock Fund shares in more than one account, you may receive additional copies of this notice with a separate enrollment number for each account. In that case, provide the information that applies to each enrollment number.

Shareholders Who Hold Accounts Directly With the Fund:

1)  Log on to http://funds.blackrock.com.

2)  Click on Electronic Delivery icon on either side of your screen.

3)  Complete the on-line form by entering your social security number, e-mail address and by selecting your electronic delivery preference.

22

For more information:

This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the BlackRock Funds is available free, upon request, including:

Annual/Semi-Annual Reports

These reports contain additional information about each of the fund’s investments. The annual report describes the funds’ performance, lists portfolio holdings, and discusses recent market conditions, economic trends and fund investment strategies that significantly affected the funds’ performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated June 20, 2004, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the BlackRock Funds, may be obtained free of charge, along with the Company’s annual and semi-annual reports, by calling (800) 441-7450. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

Shareholder Account Service Representatives

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:30 a.m. to 5:30 p.m. (Eastern time), Monday-Friday. Call: (800) 441-7450.

Purchases and Redemptions

Call your registered representative or (800) 441-7450.

World Wide Web

Access general fund information and specific fund

performance. Request mutual fund prospectuses and literature. Forward mutual fund inquiries. www.blackrock.com

Written Correspondence

BlackRock Funds

100 Bellevue Parkway

Mail Stop WR-R100-04-07

Wilmington, DE 19809

Portfolio Characteristics and Holdings

For additional information, as well as more current information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (888) 825-2257.

Securities and Exchange Commission (SEC)

You may also view and copy public information about the BlackRock Funds, including the SAI, by visiting the EDGAR database on the SEC Web site (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at (202) 942-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

INVESTMENT COMPANY ACT FILE NO. 811-05742

EIUMBRSPROS 2/04

FIXED INCOME	LIQUIDITY	EQUITIES	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Funds

Intermediate PLUS Bond Portfolio

Inflation Protected Bond Portfolio

Institutional Shares

Prospectus

June 20, 2004

BlackRock FundsSM is a mutual fund family with 46 investment portfolios, 2 of which are described in this prospectus.

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

How to Find the

Information You Need

About BlackRock Funds

This is the BlackRock Intermediate PLUS Bond Portfolio and the BlackRock Inflation Protected Bond Portfolio Prospectus. It has been written to provide you with the information you need to make an informed decision about whether to invest in BlackRock Funds (the Company).

This Prospectus contains information on 2 of the BlackRock Bond funds. The Prospectus has been organized so that each fund has its own short section. Simply turn to the section for any particular fund to read about important fund facts. Also included are sections that tell you about buying and selling shares, certain fees and expenses, shareholder features of the funds and your rights as a shareholder. These sections apply to both the funds.

1

BlackRock

Intermediate PLUS Bond Portfolio

IMPORTANT DEFINITIONS

Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Collateralized Mortgage Obligations (CMO): Bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Commercial Mortgage-Backed Securities (CMBS): Bonds that are backed by a mortgage loan or pool of loans secured by commercial property, not residential mortgages.

Dollar-Weighted Average Maturity: The average maturity of the fund is the average amount of time until the organizations that issued the debt securities in the fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in the fund, the more weight it gets in calculating this average.

Duration: A mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

Investment Goal

The fund seeks to maximize total return, consistent with income generation and prudent investment management.

Primary Investment Strategies

In pursuit of this goal, the fund invests primarily in bonds and maintains an average portfolio duration that is within ±20% of the duration of the Lehman Brothers Intermediate Government/Credit Index (the benchmark). The fund normally invests at least 80% of its assets in bonds. The fund’s dollar-weighted average maturity will be between 3 and 10 years.

The management team evaluates sectors of the bond market and individual securities within these sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds. Securities are purchased for the fund when the management team believes that they have the potential for above-average total return. The fund measures its performance against the benchmark.

The fund invests primarily in dollar-denominated investment grade bonds, but may invest up to 20% of its assets in any combination of non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers. The fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.

Non-investment grade bonds acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a

2

IMPORTANT DEFINITIONS

High Yield Bonds: Sometimes referred to as “junk bonds”, these are debt securities which are rated less than investment grade (below the fourth highest rating of the major rating agencies). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low rated issuer.

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Lehman Brothers Intermediate Government/Credit Index: An unmanaged index comprised of U.S. Government securities or investment grade credit securities from the more comprehensive Lehman Brothers U.S. Aggregate Index. This index concentrates on intermediate maturity bonds and thus excludes all maturities from the broader index that are 10 years or greater.

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

specific price on or before a specific date. A future is an agreement to buy or sell instruments of those types at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made.

Key Risks

While the management team chooses bonds it believes can provide above-average total returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money.

Two of the main risks of investing in the fund are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the fund. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments.

The fund makes investments in residential and commercial mortgage-backed securities and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally

3

be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. The fund’s investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

The fund may invest up to 20% of its assets in any combination of non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers. Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security’s value will be hurt by changes in non-dollar and non-U.S. political or social conditions, including changes in policies restricting non-U.S. investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, a portfolio of non-dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

In addition, political and economic structures in emerging market countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past, and may do so again in the future, as a result of economic and political turmoil in many of these countries.

Non-investment grade securities carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. These companies are often young and growing and have a lot of debt. High yield

4

securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. In addition, other creditors of a high yield issuer may have the right to be paid before the high yield bond holder.

During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. They may not have enough cash to make their principal and interest payments. An economic downturn could also hurt the market for lower-rated securities and the fund.

The market for high yield bonds is not as liquid as the markets for higher rated securities. This means that it may be harder to buy and sell high yield bonds, especially on short notice. The market could also be hurt by legal or tax changes.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short period of time. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes, market price fluctuations and general market liquidity than other securities.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may

5

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage. The fund will also have to pay interest on its borrowings, reducing the fund’s return. This interest expense may be greater than the fund’s return on the underlying investment.

Higher than normal portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the fund. The table may not reflect expenses of the fund after June 20, 2005.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

Advisory fees	.50%
Other expenses[1]	.47%
Total annual fund operating expenses	.97%
Fee waivers and expense reimbursements*	.42%
Net expenses*	.55%
*	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit fund expenses to .55% (excluding interest expense) of average daily net assets until June 20, 2005. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management” section for a discussion of these waivers and reimbursements.
[1]	The fund is newly organized and, accordingly, “Other Expenses” are based on estimated amounts for the current year.

6

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Shares	$56	$267

Fund Management

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Keith Anderson, Managing Director of BFM since 1988 and Scott Amero, Managing Director of BFM since 1990. Keith Anderson and Scott Amero have been portfolio managers since the fund’s inception.

7

BlackRock

Inflation Protected Bond Portfolio

IMPORTANT DEFINITIONS

Asset-Backed Securities: Bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Collateralized Mortgage Obligations (CMO): Bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Commercial Mortgage-Backed Securities (CMBS): Bonds that are backed by a mortgage loan or pool of loans secured by commercial property, not residential mortgages.

Duration: A mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

High Yield Bonds: Sometimes referred to as “junk bonds”, these are debt securities which are rated less than investment grade (below the fourth highest rating of the major rating agencies). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low rated issuer.

Investment Goal

The fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.

Primary Investment Strategies

In pursuit of this goal, the fund normally invests at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The fund maintains an average portfolio duration that is within ±20% of the duration of the Lehman Global Real: U.S. TIPS Index (the benchmark).

The fund may invest up to 20% of it assets in non-investment grade bonds (high yield or junk bonds) or securities of emerging market issuers. The fund may also invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and may invest without limit in U.S. dollar denominated securities of non-U.S. issuers. The fund is non-diversifed, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The fund may also purchase: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, investment grade corporate bonds and asset-backed securities. Securities are purchased for the fund when the management team believes that they have the potential for above-average real return. The fund measures its performance against the benchmark.

Non-investment grade bonds acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

8

IMPORTANT DEFINITIONS

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Lehman Global Real: U.S. TIPS Index: An unmanaged index consisting of the U.S. Treasury Inflation Protected Securities market. Performance information for the index prior to October 1997 is based on the performance information of the Lehman Inflation Notes Index.

Mortgage-Backed Securities: Asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its real return potential.

The management team may, when consistent with the fund’s investment goal, buy or sell options or futures, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell instruments of those types at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency with another party for that other party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment goal of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made.

Key Risks

While the management team chooses bonds it believes can provide above-average real returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money. The principal value of your investment is not protected or otherwise guaranteed by virtue of the fund’s investments in inflation-indexed bonds.

Two of the main risks of investing in the fund are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the fund. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments.

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and

9

consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the fund’s gross income. Due to original issue discount, the fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

The fund makes investments in residential and commercial mortgage-backed securities and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities.

A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. The fund’s investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

10

The fund may invest in non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers. Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security’s value will be hurt by changes in non-dollar and non-U.S. political or social conditions, including changes in policies restricting non-U.S. investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, a portfolio of non-dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets.

In addition, political and economic structures in emerging market countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past, and may do so again in the future, as a result of economic and political turmoil in many of these countries.

Non-investment grade securities carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. These companies are often young and growing and have a lot of debt. High yield securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. In addition, other creditors of a high yield issuer may have the right to be paid before the high yield bond holder.

During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. They may not have enough cash to make their principal and interest payments. An economic downturn could also hurt the market for lower-rated securities and the fund.

The market for high yield bonds is not as liquid as the markets for higher rated securities. This means that it may be harder to buy

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and sell high yield bonds, especially on short notice. The market could also be hurt by legal or tax changes.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The fund’s use of derivatives may reduce the fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short period of time. A risk of the fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes, market price fluctuations and general market liquidity than other securities.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose the fund to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the fund or otherwise cover the transactions. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage. The fund will also have to pay interest on its borrowings, reducing the fund’s return. This interest expense may be greater than the fund’s return on the underlying investment.

Higher than normal portfolio turnover (more than 100%) may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain of individuals is taxable at the

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IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect fund performance.

When you invest in this fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

The fund is a non-diversified portfolio under the Investment Company Act, which means that fund performance is more dependent on the performance of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the fund more than it would a diversified fund’s.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the fund. The table may not reflect expenses for the fund after June 20, 2005.

Annual Fund Operating Expenses

(Expenses that are deducted from fund assets)

Advisory fees	.40%
Other expenses[1]	.37%
Total annual fund operating expenses	.77%
Fee waivers and expense reimbursements*	.37%
Net expenses*	.40%
*	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit fund expenses to .40% (excluding interest expense) of average daily net assets until June 20, 2005. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management” section for a discussion of these waivers and reimbursements.
[1]	The fund is newly organized and, accordingly, “other expenses” are based on estimated amounts for the current year.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Shares	$41	$209

Fund Management

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Todd Kopstein, Managing Director of BFM since 2003, Mark Williams,

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Managing Director of BFM since 2003 and Stuart Spodek, Managing Director of BFM since 2002. Mr. Kopstein joined BlackRock as an analyst in 1994 and became a portfolio manager specializing in short duration securities in 1998. Mr. Williams joined BlackRock as a Director in 1998. Mr. Spodek joined BlackRock in 1993 as an analyst and subsequently was promoted to portfolio manager. He became a Director in 1999. Todd Kopstein, Mark Williams and Stuart Spodek have been portfolio managers since the fund’s inception.

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About Your Investment

Buying Shares

Institutional Shares are offered without a sales charge to:

■	Institutional and individual investors with a minimum investment of $2 million
■	Trust departments of PNC Bank and its affiliates on behalf of clients for whom the bank:

■	acts in a fiduciary capacity (excluding participant-directed employee benefit plans)
■	otherwise has investment discretion or
■	acts as custodian for at least $2 million in assets

■	Registered investment advisers with a minimum investment of $250,000

Purchase orders may be placed by calling (800) 441-7450.

BlackRock, the Company’s Distributor and their affiliates are permitted to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the funds). BlackRock, the Distributor and their affiliates may pay affiliated and unaffiliated brokers, dealers, financial institutions and industry professionals (Service Organizations) compensation for the sale and distribution of shares of the funds or for services to the funds and shareholders. These payments (Additional Payments) would be in addition to the payments by the funds described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. Additional Payments generally are made available to all qualified Service Organizations, when they are in effect, subject to applicable NASD regulations. The aggregate amount of Additional Payments may be substantial. For more information on Additional Payments, see the SAI.

What Price Per Share Will You Pay?

The price of mutual fund shares generally changes every business day. A mutual fund is a pool of investors’ money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $50 million and has 5 million shares outstanding, the net asset value (NAV) per share is $10.

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Purchase orders received by the close of regular trading on the New York Stock Exchange (NYSE) (currently 4 p.m. (Eastern time)) on each day the NYSE is open will be priced based on the NAV calculated at the close of trading on that day. NAV is calculated separately for each class of shares of each fund at 4 p.m. (Eastern time) each day the NYSE is open.

Shares will not be priced on days the NYSE is closed. Purchase orders received after the close of trading will be priced based on the next calculation of NAV. Non-U.S. securities and certain other securities held by a fund may trade on days when the NYSE is closed. In these cases, net asset value of shares may change when fund shares cannot be bought or sold.

Since the NAV changes daily, the price of your shares depends on the time that your order is received.

Each fund’s assets are valued primarily on the basis of market quotations. Certain short-term debt securities are valued on the basis of amortized cost. When a determination is made that market quotations are not readily available, including when a particular security does not trade regularly or has had its trading halted or there has been a significant subsequent event, each fund values the affected securities at fair value as determined by BlackRock under the direction of the Company’s Board of Trustees. For example, in valuing a security that trades principally on a foreign market, a fund uses the most recent closing market price from the market on which the security principally trades, unless because of a significant event subsequent to the market close such closing market price, in BlackRock’s judgment, does not represent the current market value of the security. Because significant events could affect the value of a foreign security between the close of the foreign market where the security is principally traded and the time the fund calculates its NAV, such closing price may not be reflective of current market conditions. Therefore, a fund may adjust the closing market price of a foreign security as a result of a significant subsequent event to reflect what it believes to be the fair value of the security as of the time the fund calculates its NAV. Fair value represents a good faith approximation of the value of a security. A security’s valuation may differ depending on the method used for determining value.

Certain financial institutions may buy and sell Institutional Shares on behalf of their customers. The institutions may charge a fee for this service and may impose additional conditions on owning fund

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shares. Shareholders should contact their institutions for more information.

Paying for Shares

Payment for Institutional Shares must normally be made in Federal funds or other funds immediately available by 4 p.m. (Eastern time) on the first business day following receipt of the order. Payment may also, at the discretion of the Company, be made in the form of securities that are permissible investments for the respective fund.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Company, to obtain, verify and record information that identifies each person who opens an account. When opening an account, you will be asked for your name, address, date of birth and other information that will allow the Company to identify you. The Company may also ask to see other identifying documents such as a driver’s license (for individuals) or Articles of Incorporation or other formation documents (for institutions). The Company may use a third party to obtain and verify this information. The Company may not be able to establish an account if you do not provide the necessary information.

How Much is the Minimum Investment?

The minimum investment for the initial purchase of Institutional Shares is:

■	$2 million for institutions and individuals
■	$250,000 for registered investment advisers

There is no minimum requirement for later investments. The Company does not accept third party checks as payment for shares.

The Company may permit a lower initial investment for certain investors if their purchase, combined with purchases by other investors received together by the Company, meets the minimum investment requirement. The Company may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements and suspend and resume the sale of any share class of any fund at any time.

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Selling Shares

Shareholders may place redemption orders by telephoning (800) 441-7450. Shares are redeemed at the NAV per share next determined after receipt of the redemption order minus any applicable redemption/exchange fee. See “Market Timing and Redemption/Exchange Fees” below. The Company, the administrators and the distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Company and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received before 4 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the funds’ custodian is also open for business. Payment for redemption orders received after 4 p.m. (Eastern time) or on a day when the funds’ custodian is closed is normally wired in Federal funds on the next business day following redemption on which the funds’ custodian is open for business. The Company reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgement of the Company, an earlier payment could adversely affect a fund. No charge for wiring redemption payments is imposed by the Company.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to BlackRock Funds at 100 Bellevue Parkway, Mail Stop WR-R100-04-07, Wilmington, DE 19809.

The Company is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. The fund does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the shareholder’s bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to BlackRock Funds at 100 Bellevue Parkway, Mail Stop WR-R100-04-07, Wilmington, DE 19809.

The Company may refuse a telephone redemption request if it believes it is advisable to do so.

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Market Timing and Redemption/Exchange Fees

The interests of long-term shareholders and the Company’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations—also known as “market timing.” The funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales exchanges. Excessive purchase and sale activity may interfere with portfolio management, increase expenses and may have an adverse effect on all shareholders. If the Company believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it reserves the right to reject any specific purchase or exchange order. If the Company rejects your purchase or exchange order, you will not be able to execute that transaction, and the Company will not be responsible for any losses you therefore may suffer. In addition, any redemptions or exchanges that you make (as a result of the activity described above or otherwise) will be subject to any and all redemption/exchange fees, as described below. For transactions placed directly with the Company, the Company may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Company. Certain accounts, however, include multiple investors and such accounts typically provide the Company with a net purchase or redemption request on any given day where purchases and redemptions of shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Company. While the Company monitors for market timing activity, the Company may be unable to identify such activities because the netting effect often makes it more difficult to locate and eliminate market timers from the funds. Identification of market timers may also be limited by operational systems and technical limitations.

Each of the High Yield Bond and International Bond Portfolios will automatically assess and retain a fee of 2% of the current NAV, after excluding the effect of any contingent deferred sales charges, of shares being redeemed within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). Each of the equity funds of the Company will automatically assess and retain a fee of 2% of the current NAV, after excluding the effect of any contingent deferred sales charges,

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of shares being redeemed within 90 days of acquisition (other than those acquired through reinvestment of dividends or other distributions).

The redemption/exchange fee is for the benefit of the remaining shareholders of a fund and is intended to encourage long-term investment, to compensate for transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The “first-in, first-out” method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. The redemption/exchange fee will not be assessed on redemptions or exchanges by (i) accounts managed by PNC Advisors, (ii) certain 401(k) plans, bank or trust company accounts, asset allocation programs or wrap programs approved by the Company, (iii) accounts of certain financial institutions or intermediaries that are unable for administrative reasons to apply the redemption/exchange fee to underlying shareholders, (iv) accounts in the event of shareholder death or disability and (v) certain other accounts in the absolute discretion of the Company when a shareholder can demonstrate hardship. The Company reserves the right to modify or eliminate these fee waivers at any time.

The Company's Rights

The Company may:

■	Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act,
■	Postpone date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or as described in the second paragraph in the section “Selling Shares” above,
■	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level, as described below, and
■	Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act.

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IMPORTANT DEFINITIONS

Adviser: The adviser of a mutual fund is responsible for the overall investment management of the fund. The adviser for BlackRock Funds is BlackRock Advisors, Inc.

Sub-Adviser: The sub-adviser of a fund is responsible for its day-to-day management and will generally make all buy and sell decisions. Sub-advisers also provide research and credit analysis. The sub-adviser for the funds is BlackRock Financial Management, Inc.

Accounts with Low Balances

The Company may redeem a shareholder’s account in any fund at any time if the net asset value of the account in such fund falls below the required minimum investment as the result of a redemption. The shareholder will be notified in writing that the value of the account is less than the required amount and the shareholder will be allowed 30 days to make additional investments before the redemption is processed.

Statements

Every shareholder automatically receives regular account statements. In addition, for tax purposes, shareholders also receive a yearly statement describing the characteristics of any dividends or other distributions received.

Management

BlackRock Funds’ adviser is BlackRock Advisors, Inc. (BlackRock). BlackRock was organized in 1994 to perform advisory services for investment companies and is located at 100 Bellevue Parkway, Wilmington, DE 19809. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $320.7 billion of assets under management as of March 31, 2004. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc., one of the largest diversified financial services companies in the United States. BlackRock Financial Management, Inc. (BFM), an affiliate of BlackRock located at 40 E. 52nd Street, New York, NY 10022, acts as sub-adviser to the funds.

For their investment advisory and sub-advisory services, BlackRock and BFM, as applicable, are entitled to fees computed daily on a fund-by-fund basis and payable monthly.

The maximum annual advisory fees that can be paid to BlackRock (as a percentage of average daily net assets) are as follows:

Total Annual Advisory Fee (Before Waivers)

	Intermediate PLUS	Inflation Protected

AVG DAILY NET ASSETS	INVESTMENT ADVISORY FEE	INVESTMENT ADVISORY FEE
First $1 billion	.500%	.400%
$1 billion-$2 billion	.450%	.375%
$2-billion-$3 billion	.425%	.350%
greater than $3 billion	.400%	.325%

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Information about the portfolio manager for each of the funds is presented in the appropriate fund section.

As discussed above, BlackRock has agreed contractually to cap net expenses of each share class of each fund (excluding interest expense, taxes, brokerage commissions and extraordinary expenses, if any) at the levels shown in each fund’s expense table.

To achieve this cap, BlackRock and the Company have entered into an expense limitation agreement. The agreement sets a limit on certain of the operating expenses of each class of shares through June 20, 2005 and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit.

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the fund of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the fund’s investment adviser or administrator and (3) the Board of Trustees of the Company has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

Dividends and Distributions

BlackRock Funds makes two kinds of distributions to shareholders: net investment income and net realized capital gains.

Distributions of net investment income derived by a fund are paid within 10 days after the end of each month. The Company’s Board of Trustees may change the timing of such dividend payments.

Net realized capital gains (including net short-term capital gains), if any, will be distributed by a fund at least annually at a date determined by the Company’s Board of Trustees.

Your distributions will be reinvested at net asset value in new shares of the same class of the fund unless you instruct PFPC Inc. in writing to pay them in cash. There are no sales charges on these reinvestments.

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Taxation of Distributions

Distributions paid out of a fund’s “net capital gain” will be taxed to shareholders as long-term capital gain, regardless of how long a shareholder has owned shares. Distributions of net investment income, other than exempt-interest dividends, and net short-term capital gains will generally be taxed to shareholders as ordinary income. However, individual shareholders who satisfy certain holding period requirements and other requirements are taxed on such dividends at long-term capital gain rates to the extent the dividends are attributable to “qualified dividend income” received by the fund. “Qualified dividend income” generally consists of dividends received from U.S. corporations (other than dividends from tax exempt organizations and certain dividends from real estate investment trusts and regulated investment companies) and certain foreign corporations.

Dividends paid with respect to interest on securities issued by the U.S. Government and its agencies may also be exempt from some types of state and local taxes.

Your annual tax statement from the Company will present in detail the tax status of your distributions for each year.

If more than half of the total asset value of a fund is invested in non-U.S. securities, the fund may elect to “pass through” to its shareholders the amount of non-U.S. income taxes paid by it. In such case, you would be required to include your proportionate share of such taxes in your income and may be entitled to deduct or credit such taxes when computing your taxable income.

Because every investor has an individual tax situation, and also because the tax laws are subject to periodic changes, you should always consult your tax professional about federal, state and local tax consequences of owning shares of the Company.

Important Notice Regarding Delivery of Shareholder Documents

The funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact BlackRock Funds at (800) 441-7450.

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Electronic Access to Shareholder Documents

Electronic copies of most financial reports and prospectuses are now available on the BlackRock website. Shareholders can receive e-mail notifications that the Company’s annual and semi-annual reports and prospectuses have been posted on the Company’s website on the Internet if they enroll in the Company’s electronic access program.

To enroll:

Shareholders Who Hold Accounts With Investment Advisers, Banks or Brokerages:

1)  Have your enrollment number ready. If you do not have one, please contact your financial adviser.

2)  Log on to www.investordelivery.com.

3)  Enter your assigned enrollment number plus the four-digit personal identification number (PIN) of your choice. The PIN should be the same for all accounts using the same e-mail address, and will be required if you decide to change your delivery preference. Note: If you have additional BlackRock Fund shares in more than one account, you may receive additional copies of this notice with a separate enrollment number for each account. In that case, provide the information that applies to each enrollment number. If you have any questions, please contact your financial adviser.

Shareholders Who Hold Accounts Directly with the Fund:

1)  Log on to http://funds.blackrock.com.

2)  Click on Electronic Delivery icon on either side of your screen.

3)  Complete the on-line form by entering your social security number, e-mail address and by selecting your electronic delivery preference.

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For more information

This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the BlackRock Funds is available free, upon request, including:

Annual/Semi-Annual Reports

These reports contain additional information about each of the fund’s investments. The annual report describes the funds’ performance, lists portfolio holdings, and discusses recent market conditions, economic trends and fund investment strategies that significantly affected the funds’ performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated June 20, 2004, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the BlackRock Funds, may be obtained free of charge, along with the Company’s annual and semi-annual reports, by calling (800) 441-7450. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

Shareholder Account Service Representatives

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:30 a.m. to 5:30 p.m. (Eastern time), Monday-Friday. Call: (800) 441-7450.

Purchases and Redemptions

Call your registered representative or (800) 441-7450.

World Wide Web

Access general fund information and specific fund performance. Request mutual fund prospectuses and literature. Forward mutual fund inquiries. www.blackrock.com

Written Correspondence

BlackRock Funds

100 Bellevue Parkway

Mail Stop WR-R100-04-07

Wilmington, DE 19809

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 9 a.m. to 6 p.m. (Eastern time), Monday - Friday. Call: (888) 825-2257

Portfolio Characteristics and Holdings

For additional information, as well as more current information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (888) 825-2257.

Securities and Exchange Commission (SEC)

You may also view and copy public information about the BlackRock Funds, including the SAI, by visiting the EDGAR database on the SEC Web site (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at (202) 942-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

INVESTMENT COMPANY ACT FILE NO. 811-05742

EIUMINSTPROS 2/04